UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	4/30

Date of reporting period:	4/30/03

ITEM 1. REPORTS TO SHAREHOLDERS.

 Seligman

Global Fund Series, Inc.

Emerging Markets Fund
Global Growth Fund
Global Smaller Companies Fund
Global Technology Fund
International Growth Fund

                                                   Mid-Year Report
                                                   April 30, 2003

                                                   Investing
                                                   Around the World
                                                   for Capital
                                                   Appreciation

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end investment company — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1
Performance Summary	2
Seligman Emerging Markets Fund:
Performance Overview	3
Portfolio Overview	5
Portfolio of Investments	6
Seligman Global Growth Fund:
Performance Overview	8
Portfolio Overview	10
Portfolio of Investments	11
Seligman Global Smaller
Companies Fund:
Performance Overview	13
Portfolio Overview	15
Portfolio of Investments	16
Seligman Global Technology Fund:
Performance Overview	18
Portfolio Overview	20
Portfolio of Investments	21
Seligman International Growth Fund:
Performance Overview	23
Portfolio Overview	25
Portfolio of Investments	26
Statements of Assets and Liabilities .	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Notes to Financial Statements	32
Financial Highlights	41
Report of Independent Auditors	51
Shareholder Meeting	52
Board of Directors and Executive
Officers	55
Benchmarks	56
Glossary of Financial Terms	57
For More Information	back cover

To The Shareholders

We are pleased to present the midyear report for Seligman Global Fund Series, covering the six-month period ended April 30, 2003. This report contains performance information, as well as the Funds’ investment results and financial statements, including their portfolios of investments.

A Special Meeting of Shareholders was held on April 22, 2003, and adjourned to May 8, 2003 with respect to certain matters, at the offices of the Series in New York City. At the meeting, all director nominees were elected, the selection of auditors was ratified, and proposals to amend or eliminate various fundamental investment restrictions were approved. Complete details of the vote are provided on page 52 of this report.

We appreciate your continued support of Seligman Global Fund Series and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

June 13, 2003

Performance Summary
Seligman Emerging Markets Fund

For the six months ended April 30, 2003, Seligman Emerging Markets Fund posted a total return of 5.53%, based on the net asset value of Class A shares. During the same time period, the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index returned 5.93%, and the Lipper Emerging Markets Funds Average returned 6.13%.

Seligman Global Growth Fund

For the six months ended April 30, 2003, Seligman Global Growth Fund posted a total return of 3.28%, based on the net asset value of Class A shares. This compares to the 1.85% total return of the Fund’s peers, as measured by the Lipper Global Funds Average, the 3.88% total return of the Morgan Stanley Capital International (MSCI) World Index, and the 2.87% return of the MSCI World Growth Index.

Seligman Global Smaller Companies Fund

For the six months ended April 30, 2003, Seligman Global Smaller Companies Fund posted a total return of -0.33%, based on the net asset value of Class A shares. This return lagged the 6.48% total return of the Salomon Smith Barney Extended Market Index World and the 3.86% total return of the Lipper Global Small Cap Funds Average.

Seligman Global Technology Fund

Seligman Global Technology Fund posted a total return of 7.76%, based on the net asset value of Class A shares, for the six months ended April 30, 2003. During the same time period, the Lipper Science & Technology Funds Average returned 10.59%, the Lipper Global Funds Average returned 1.85%, and the Morgan Stanley Capital International (MSCI) World Index returned 3.88%.

Seligman International Growth Fund

During the six months ended April 30, 2003, Seligman International Growth Fund posted a total return of -0.61%, based on the net asset value of Class A shares. During the same period, the Lipper International Funds Average returned 0.93%, and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned 2.03%.

Performance Overview

Seligman Emerging Markets Fund

Investment Results

Total Returns
For Periods Ended April 30, 2003

				Average Annual

				Class A, B, D	Class C	Class I
	Six	One	Five	Since Inception	Since Inception	Since Inception
Class A**	Months*	Year	Years	5/28/96	5/27/99	11/30/01

With Sales Charge	0.44%	(23.41)%	(11.32)%	(6.87)%	n/a	n/a

Without Sales Charge	5.53	(19.65)	(10.44)	(6.21)	n/a	n/a

Class B**

With CDSC‡	0.33	(24.17)	(11.47)	n/a	n/a	n/a

Without CDSC	5.33	(20.18)	(11.11)	(6.90)	n/a	n/a

Class C**

With Sales Charge and CDSC†	3.33	(21.84)	n/a	n/a	(8.63)%	n/a

Without Sales Charge and CDSC	5.33	(20.18)	n/a	n/a	(8.40)	n/a

Class D**

With 1% CDSC	4.33	(20.98)	n/a	n/a	n/a	n/a

Without CDSC	5.33	(20.18)	(11.09)	(6.90)	n/a	n/a

Class I**	6.41	(18.56)	n/a	n/a	n/a	2.19%

Lipper Emerging Markets
Funds Average***	6.13	(14.27)	(4.64)	(2.72)††	(1.72)	2.32

MSCI EMF Index***	5.93	(14.07)	(5.04)	(5.18)	(3.84)	4.01

Net Asset Value Per Share
	4/30/03	10/31/02	4/30/02

Class A	$4.58	$4.34	$5.70

Class B	4.35	4.13	5.45

Class C	4.35	4.13	5.45

Class D	4.35	4.13	5.45

Class I	4.65	4.37	5.71

Capital Gain (Loss) Information Per Share
For the Six Months Ended April 30, 2003

Realized	$(0.401)

Unrealized	0.127	ø

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above. With respect to Class I shares, the Manager reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the investment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.
***	The Lipper Emerging Markets Funds Average and the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index are unmanaged benchmarks that assume reinvestment of distributions. The Lipper Emerging Markets Funds Average excludes the effects of sales charges and taxes and the MSCI EMF Index excludes the effects of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 56.
‡	The CDSC is 5% for periods of one year or less, 2% for the five-year period.
†	The CDSC is 1% for periods of 18 months or less.
††	From May 30, 1996.
ø	Represents the per share amount of net unrealized appreciation of portfolio securities as of April 30, 2003.

Performance Overview

Seligman Emerging Markets Fund

Growth of an Assumed $10,000 Investment

Class A Shares	Class D Shares
May 28, 1996† to April 30, 2003	May 28, 1996† to April 30, 2003

Class B Shares	Class I Shares
May 28, 1996† to April 30, 2003	November 30, 2001† to April 30, 2003

Class C Shares
May 27, 1999† to April 30, 2003

These charts reflect the growth of a hypothetical $10,000 investment for the since-inception periods for Class A, Class B, Class C, Class D and Class I shares, assuming that all applicable sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Emerging markets funds’ net asset values may fluctuate more than other equity funds or other global equity funds. Emerging markets countries may have relatively unstable governments, less diversified economies, and securities markets that trade a smaller number of securities, some physically.

As shown on page 3, the performances of Class C and Class I shares, which commenced on later dates, will differ from the performances shown for Class A, Class B, and Class D shares, based on the differences in sales charges and fees paid by shareholders. Effective April 30, 2003, a new class of shares, Class R shares, was introduced. No performance information is available at this time. Since the measured periods vary, the charts are plotted using different scales and are not comparable. Past performance is not indicative of future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

*	Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.
†	Inception date.

Portfolio Overview

Seligman Emerging Markets Fund

Country Allocation
April 30, 2003

		MSCI
		EMF
	Fund	Index

Europe, Middle East, and Africa	29.82%	28.30%

Czech Republic	—	0.58

Egypt	—	0.24

Estonia	3.38	—

Hungary	1.71	1.36

Israel	10.25	4.07

Jordan	—	0.19

Luxembourg	—	0.20

Morocco	—	0.33

Poland	—	1.26

Russia	2.78	5.51

South Africa	11.15	13.19

Turkey	0.55	1.37

Latin America	13.17	19.78

Argentina	—	0.40

Brazil	5.34	8.38

Chile	—	1.91

Colombia	—	0.11

Mexico	5.72	8.31

Peru	2.11	0.55

Venezuela	—	0.12

Pacific	50.14	51.92

China	9.45	6.36

India	6.60	4.27

Indonesia	0.27	1.24

Malaysia	—	5.47

Pakistan	—	0.28

Philippines	—	0.51

South Korea	20.31	19.93

Taiwan	7.61	12.03

Thailand	5.90	1.83

Other Assets Less Liabilities	6.87	—

Total	100.00%	100.00%

Largest Portfolio Holdings
April 30, 2003

		Percent of
Security	Value	Net Assets

Hansabank	$1,277,318	3.37

YUKOS (ADRs)	1,053,000	2.78

Network Healthcare Holdings	1,008,271	2.66

Samsung Electronics	981,070	2.59

M-Systems Flash Disk Pioneers	915,200	2.42

LG Life Sciences	908,428	2.40

Golden Land Property Development	882,456	2.33

Ranbaxy Laboratories	855,875	2.26

Harmony Gold Mining (ADRs)	840,000	2.22

Sindo Ricoh	835,802	2.21

Largest Portfolio Changes
During Past Six Months

Largest Purchases

Synnex Technology International* (Taiwan)

Samsung Electronics (Preferred Stock)* (South Korea)

Bharat Forge* (India)

KH Vatec* (South Korea)

High Tech Computer* (Taiwan)

Wal-Mart de Mexico (Series V)* (Mexico)

Companhia Vale do Rio Doce “CVRD”* (Brazil)

Delta Electronics* (Taiwan)

LG Life Sciences* (South Korea)

Global Sun Technology* (Taiwan)

Largest Sales

Samsung Electronics** (South Korea)

Kangwon Land** (South Korea)

Hyundai Marine & Fire Insurance** (South Korea)

Surgutneftegaz** (Russia)

Kookmin Bank (ADRs)** (South Korea)

KT&G (ADRs)†** (South Korea)

Cipla** (India)

IOI** (Malaysia)

Taiwan Cellular** (Taiwan)

Compañia de Minas Buenaventura (Class B ADRs) (Peru)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.
†	Formerly, Korea Tobacco & Ginseng.

Largest Industries
April 30, 2003

Portfolio of Investments
April 30, 2003
Seligman Emerging Markets Fund

	Shares	Value
Common Stocks 90.54%

Brazil 5.34%

Companhia de Concessoes Rodoviarias “CCR”*
(Commercial Services and Supplies)	180,000	$561,525

Companhia Energetica do Ceara (Utilities)	206,460,000	207,533

Companhia Vale do Rio Doce “CVRD” (ADRs)
(Commercial Services and Supplies)	25,000	699,000

Empresa Brasileira de Aeronautica
“Embraer” (ADRs) (Capital Goods)	40,000	554,800

		2,022,858

China 9.45%

China Pharmaceutical Group
(Pharmaceuticals and Biotechnology)	2,600,000	725,088

China Yuchai International*
(Automobiles and Components)	25,000	162,500

CNOOC (Energy)	600,000	788,558

Denway Motors (Automobiles and Components)	1,700,000	566,736

Euro-Asia Agricultural Holdings
(Consumer Staples)	3,000,000	—

Wah Sang Gas Holdings* (Utilities)	7,000,000	762,913

Zhejiang Expressway (H shares)*
(Transportation)	1,500,000	572,185

		3,577,980

Estonia 3.38%

Hansabank (Banks)	70,000	1,277,318

Hungary 1.71%

OTP Bank (GDRs) (Banks)	30,000	647,400

India 6.60%

Bharat Forge (Capital Goods)	150,000	817,044

Dr. Reddy’s Laboratories (ADRs)*
(Pharmaceuticals and Biotechnology)	37,500	708,750

Infosys Technologies (Software and Services)	2,000	117,948

Ranbaxy Laboratories (Pharmaceuticals
and Biotechnology)	60,000	855,875

		2,499,617

Indonesia 0.27%

PT Lippo Bank* (Banks)	1,980,000	102,727

Israel 10.25%

Ceragon Networks* (Communications Equipment)	255,200	528,264

M-Systems Flash Disk Pioneers*
(Computers and Peripherals)	110,000	915,200

RADVision* (Software and Services)	130,000	818,350

Taro Pharmaceutical Industries*
(Pharmaceuticals and Biotechnology)	18,000	825,300

Teva Pharmaceutical Industries (ADRs)
(Pharmaceuticals and Biotechnology)	17,000	794,155

		3,881,269

Mexico 5.72%

América Móvil (Class L ADRs)
(Telecommunication Services)	35,000	586,950

Grupo Financiero Banorte (Class O)* (Banks)	270,000	749,585

Wal-Mart de Mexico (Series V) (Retailing)	300,000	829,091

		2,165,626

Peru 2.11%

Compañia de Minas Buenaventura (Class B ADRs)
(Metals and Mining)	30,000	798,000

Russia 2.78%

YUKOS (ADRs) (Energy)	6,000	1,053,000

South Africa 11.15%

African Bank Investments (Diversified Financials)	600,000	454,549

Harmony Gold Mining (ADRs) (Metals and Mining)	80,000	840,000

Impala Platinum Holdings “Implats”
(Metals and Mining)	15,000	743,807

Network Healthcare Holdings* (Health Care

Equipment and Services)	2,400,000	1,008,271

Sappi (Paper and Forest Products)	60,000	742,980

Telkom South Africa* (Telecommunication Services)	100,000	433,750

		4,223,357

South Korea 17.72%

Hanvit I & B* (Media)	50,000	382,716

Intelligent Digital Integrated Security
(Retailing)	25,268	320,269

KH Vatec (Electronic Equipment and Instruments)	15,000	780,247

LG Home Shopping* ( Retailing)	13,000	739,342

LG Life Sciences* (Pharmaceuticals and
Biotechnology)	38,060	908,428

LG Micron* (Electronic Equipment and Instruments)	20,000	660,082

Samsung Fine Chemicals (Chemicals)	60,000	765,432

Seoul Semiconductor* (Semiconductor Equipment
and Products)	65,000	743,621

Sindo Ricoh* (Office Electronics)	15,000	835,802

You Eal Electronics (Semiconductor Equipment
and Products)	30,000	572,840

		6,708,779

See footnotes on page 7.

Portfolio of Investments
 April 30, 2003
Seligman Emerging Markets Fund

	Shares	Value
Taiwan 7.61%

Ambit Microsystems (Computers and Peripherals)	180,000	$ 514,803

Delta Electronics (Electronic Equipment and
Instruments)	600,000	663,984

Global Sun Technology* (Communications
Equipment)	350,000	467,807

High Tech Computer (Computers and Peripherals)	160,000	528,888

Synnex Technology International
(Electronic Equipment and Instruments)	600,000	707,100

		2,882,582

Thailand 5.90%

Dynasty Ceramic (Capital Goods)	700,000	194,467

Electricity Generating (Utilities)	400,000	389,868

Golden Land Property Development*
(Real Estate)	4,500,000	882,456

PTT Public (Energy)	700,000	768,063

TelecomAsia (Rights)* (Telecommunication
Services)	170,524	—

		2,234,854

Turkey 0.55%

Aksigorta (Insurance)	70,000,000	$ 209,006

Total Common Stocks (Cost $33,322,978)		34,284,373

Preferred Stocks 2.59%

South Korea 2.59%

Samsung Electronics (Semiconductor Equipment
and Products) (Cost $875,348)	8,000	981,070

Total Investments (Cost $34,198,326) 93.13%		35,265,443

Other Assets Less Liabilities 6.87%		2,600,129

Net Assets 100.00%		$37,865,572

* Non-income producing security.
See Notes to Financial Statements.

Performance Overview
Seligman Global Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2003

						Average Annual

				Class A, D		Class B		Class C	Class I
	Six	One	Five	Since Inception		Since Inception		Since Inception	Since Inception
Class A**	Months*	Year	Years	11/1/95		4/22/96		5/27/99	11/30/01

With Sales Charge	(1.65)%	(22.69)%	(8.48)%	0.18%		n/a		n/a	n/a

Without Sales Charge	3.28	(18.82)	(7.58)	0.84		n/a		n/a	n/a

Class B**

With CDSC†	(2.12)	(23.39)	(8.48)	n/a		n/a		n/a	n/a

Without CDSC	2.88	(19.36)	(8.21)	n/a		(1.56)%		n/a	n/a

Class C**

With Sales Charge and CDSC††	0.84	(20.89)	n/a	n/a		n/a		(11.47)%	n/a

Without Sales Charge and CDSC	2.87	(19.32)	n/a	n/a		n/a		(11.24)	n/a

Class D**

With 1% CDSC	1.87	(20.13)	n/a	n/a		n/a		n/a	n/a

Without CDSC	2.87	(19.32)	(8.18)	0.13		n/a		n/a	n/a

Class I**	3.65	(18.18)	n/a	n/a		n/a		n/a	(20.51)%

Lipper Global Funds Average***	1.85	(16.55)	(2.96)	4.44	ø	2.33	†††	(5.18)	(11.93)

MSCI World Index***	3.88	(14.17)	(3.90)	3.30		2.44		(7.45)	(11.70)

MSCI World Growth Index***	2.87	(12.89)	(5.18)	1.53		1.68		(7.54)	(12.04)

Net Asset Value Per Share
	4/30/03	10/31/02	4/30/02

Class A	$5.35	$5.18	$6.59

Class B	5.00	4.86	6.20

Class C	5.01	4.87	6.21

Class D	5.01	4.87	6.21

Class I	5.40	5.21	6.60

Capital Loss Information Per Share
For the Six Months Ended April 30, 2003

Realized	$(0.447)

Unrealized	(0.105	)øø

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above. With respect to Class I shares, the Manager reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the investment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.
***	The Lipper Global Funds Average, the Morgan Stanley Capital International (MSCI) World Index and the MSCI World Growth Index are unmanaged benchmarks that assume reinvestment of distributions. The Lipper Global Funds Average excludes the effects of sales charges and taxes, and the MSCI World Index and the MSCI World Growth Index exclude the effects of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 56.
†	The CDSC is 5% for periods of one year or less, 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less. From April 25, 1996.
ø	From October 31, 1995.
øø	Represents the per share amount of net unrealized depreciation of portfolio securities as of April 30, 2003.

Performance Overview
Seligman Global Growth Fund

Growth of an Assumed $10,000 Investment

Class A Shares	Class D Shares
November 1, 1995† to April 30, 2003	November 1, 1995† to April 30, 2003

Class B Shares	Class I Shares
April 22, 1996† to April 30, 2003	November 30, 2001† to April 30, 2003

Class C Shares
May 27, 1999† to April 30, 2003

These charts reflect the growth of a hypothetical $10,000 investment for the since-inception periods for Class A, Class B, Class C, Class D and Class I shares, assuming that all applicable sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

As shown on page 8, the performances of Class B, Class C and Class I shares, which commenced on later dates, will differ from the performances shown for Class A shares and Class D shares, based on the differences in sales charges and fees paid by shareholders. Effective April 30, 2003, a new class of shares, Class R shares, was introduced. No performance information is available at this time. Since the measured periods vary, the charts are plotted using different scales and are not comparable. Past performance is not indicative of future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

*	Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.
†	Inception date.

Portfolio Overview
Seligman Global Growth Fund

Country Allocation
April 30, 2003

		MSCI
		World
	Fund	Index

Continental Europe	25.98%	18.35

Austria	0.49	0.07

Belgium	1.32	0.41

Denmark	0.54	0.33

Finland	2.16	0.85

France	4.07	3.86

Germany	1.12	2.55

Greece	1.49	0.15

Ireland	0.82	0.35

Italy	1.23	1.59

Luxembourg	—	0.03

Netherlands	3.42	2.13

Norway	0.54	0.19

Portugal	—	0.15

Spain	2.23	1.51

Sweden	0.57	0.89

Switzerland	5.98	3.29

Japan	8.24	7.81

Latin America	0.26	—

Brazil	0.26	—

Pacific	4.40	3.08

Australia	1.39	2.09

Hong Kong	0.50	0.60

New Zealand	—	0.08

Singapore	1.46	0.31

South Korea	0.78	—

Taiwan	0.27	—

United Kingdom	12.39	11.19

United States	46.00	56.66

Other	1.11	2.91

Bermuda	—	0.36

Canada	0.51	2.47

Cayman Islands	—	0.08

Israel	0.60	—

Other Assets Less Liabilities	1.62	—

Total	100.00%	100.00%

Largest Portfolio Holdings

April 30, 2003

		Percent of
Security	Value	Net Assets

Pfizer	$2,549,175	4.12

General Electric	2,288,265	3.70

Medtronic	1,933,470	3.13

International Business Machines	1,918,740	3.10

Microsoft	1,781,845	2.88

UBS	1,519,985	2.46

Coca-Cola	1,442,280	2.33

First Data	1,384,819	2.24

Intel	1,371,172	2.22

Cisco Systems	1,284,843	2.08

Largest Portfolio Changes

During Past Six Months

Largest Purchases

UBS* (Switzerland)

First Data* (US)

Exxon Mobil* (US)

National City* (US)

Hewlett-Packard* (US)

PNC Financial Services Group* (US)

Merck* (US)

JSR* (Japan)

Capita Group* (UK)

Royal Dutch Petroleum (NY shares)* (Netherlands)

Largest Sales

MedImmune (US)

Robert Half International** (US)

Dow Chemical** (US)

Amgen (US)

Hilton Hotels** (US)

Medtronic (US)

Intel (US)

Johnson & Johnson (US)

Coca-Cola (US)

UPM-Kymmene (Finland)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Industries
April 30, 2003

Portfolio of Investments
April 30, 2003

Seligman Global Growth Fund

	Shares	Value
Common Stocks 98.38%

Australia 1.39%

Commonwealth Bank of Australia* (Banks)	28,300	$482,417

News Corp. (ADRs) (Media)	13,400	378,952

		861,369

Austria 0.49%

Mayr-Melnhof Karton (Containers and Packaging)	3,600	305,671

Belgium 1.32%

Mobistar* (Telecommunication Services)	25,000	816,213

Brazil 0.26%

Aracruz Celulose (ADRs) (Paper and Forest Products)	7,600	159,600

Canada 0.51%

EnCana (Energy)	9,700	317,990

Denmark 0.54%

Danske Bank (Banks)	17,400	335,306

Finland 2.16%

Fortum (Energy)	105,600	759,199

Nokia (ADRs) (Communications Equipment)	24,600	407,622

UPM-Kymmene* (Paper and Forest Products)	11,700	171,371

		1,338,192

France 4.07%

Aventis (Pharmaceuticals and Biotechnology)	6,600	335,839

AXA (ADRs) (Insurance)	48,900	742,791

Casino Guichard-Perrachon* (Consumer Staples)	7,000	477,429

Crédit Agricole (Banks)	9,350	172,390

Schneider Electric* (Capital Goods)	13,400	635,560

Total Fina Elf (ADRs) (Energy)	2,300	151,110

		2,515,119

Germany 1.12%

Bayerische Motoren Werke “BMW”
(Automobiles and Components)	2,650	88,504

Deutsche Bank (Banks)	1,800	92,700

E.ON (Utilities)	6,650	318,903

PUMA (Consumer Durables and Apparel)	2,000	192,402

		692,509

Greece 1.49%

Cosmote Mobile Communications*
(Telecommunication Services)	28,000	291,779

Public Power “PPC”* (Utilities)	41,500	631,056

		922,835

Hong Kong 0.50%

CNOOC (Energy)	233,100	306,355

Ireland 0.82%

Bank of Ireland (Banks)	40,934	505,740

Israel 0.60%

Teva Pharmaceutical Industries (ADRs)
(Pharmaceuticals and Biotechnology)	7,900	369,048

Italy 1.23%

Eni (Energy)	22,650	323,400

Telecom Italia Mobile “TIM”
(Telecommunication Services)	93,300	440,225

		763,625

Japan 8.24%

Canon (Office Electronics)	14,200	574,773

East Japan Railway (Transportation)	128	580,450

Honda Motor* (Automobiles and Components)	26,800	888,982

JSR (Chemicals)	78,300	817,981

Matsushita Electric Industrial (Consumer
Durables and Apparel)	53,000	422,825

Nomura Holdings (Diversified Financials)	28,100	278,687

NTT DoCoMo (ADRs) (Telecommunication Services)	19,400	406,430

Pioneer (Consumer Durables and Apparel)	23,100	463,630

Takeda Chemical Industries
(Pharmaceuticals and Biotechnology)	11,800	433,037

USS (Retailing)	4,500	229,762

		5,096,557

Netherlands 3.42%

Gucci Group (NY shares) (Consumer Durables
and Apparel)	7,200	690,768

Royal Dutch Petroleum (NY shares) (Energy)	16,100	658,168

Unilever (NY shares) (Consumer Staples)	12,200	768,234

		2,117,170

Norway 0.54%

DnB Holding (Banks)	69,500	331,944

See footnotes on page 12.

Portfolio of Investments
April 30, 2003
Seligman Global Growth Fund

	Shares	Value
Singapore 1.46%

MobileOne (Telecommunication Services)	723,300	$513,716

Singapore Technologies Engineering
(Capital Goods)	430,200	387,994

		901,710

South Korea 0.78%

LG Micron (Electronic Equipment and Instruments)	5,550	183,173

Samsung Electronics (Semiconductor Equipment
and Products)	1,200	301,235

		484,408

Spain 2.23%

Banco Bilbao Vizcaya Argentaria “BBVA” (Banks)	34,250	345,421

Banco Popular Español (Banks)	21,225	1,030,904

		1,376,325

Sweden 0.57%

Tele2 (Series B)* (Telecommunication Services)	10,600	354,038

Switzerland 5.98%

Centerpulse* (Health Care Equipment and Services)	2,600	569,035

Converium Holding (Insurance)	5,800	262,226

Nestlé (Consumer Staples)	1,540	314,309

Novartis (Pharmaceuticals and Biotechnology)	7,800	308,027

Roche Holding (Pharmaceuticals and Biotechnology)	4,600	293,028

Swiss Re (Insurance)	2,200	143,879

Syngenta (Chemicals)	5,600	289,352

UBS (Banks)	32,000	1,519,985

		3,699,841

Taiwan 0.27%

Taiwan Semiconductor Manufacturing (ADRs)*
(Semiconductor Equipment and Products)	19,700	164,889

United Kingdom 12.39%

AstraZeneca (ADRs) (Pharmaceuticals and
Biotechnology)	16,100	641,907

Barclays* (Banks)	59,400	410,695

BHP Billiton (Metals and Mining)	138,500	708,920

BP (ADRs) (Energy)	22,600	871,004

British Sky Broadcasting Group* (Media)	40,450	419,591

Capita Group* (Commercial Services and Supplies)	172,000	697,436

Carphone Warehouse Group* (Retailing)	220,900	215,538

Gallaher Group (ADRs) (Consumer Staples)	28,000	1,060,640

GlaxoSmithKline (ADRs)* (Pharmaceuticals and
Biotechnology)	13,900	563,228

National Grid Transco (Utilities)	50,000	328,707

Royal Bank of Scotland Group (Banks)	23,881	626,843

Tesco (Consumer Staples)	114,000	361,050

Vodafone Group (ADRs) (Telecommunication Services)	38,200	754,832

		7,660,391

United States 46.00%

Amgen* (Pharmaceuticals and Biotechnology)	20,700	1,269,117

Cisco Systems* (Communications Equipment)	85,400	1,284,843

Coca-Cola (Consumer Staples)	35,700	1,442,280

Consolidated Edison (Utilities)	24,700	960,089

Exxon Mobil (Energy)	34,500	1,214,400

First Data (Commercial Services and Supplies)	35,300	1,384,819

General Electric (Capital Goods)	77,700	2,288,265

Hewlett-Packard (Computers and Peripherals)	58,100	947,030

Intel (Semiconductor Equipment and Products)	74,500	1,371,172

International Business Machines
(Computers and Peripherals)	22,600	1,918,740

Johnson & Johnson (Pharmaceuticals and
Biotechnology)	20,800	1,172,288

Lubrizol (Chemicals)	9,900	312,939

MedImmune* (Pharmaceuticals and Biotechnology)	18,200	641,823

Medtronic (Health Care Equipment and Services)	40,500	1,933,470

Merck (Pharmaceuticals and Biotechnology)	16,000	930,880

Microsoft (Software and Services)	69,400	1,781,845

National City (Banks)	41,500	1,243,340

Pfizer (Pharmaceuticals and Biotechnology)	82,900	2,549,175

PNC Financial Services Group (Banks)	22,000	965,800

Praxair (Chemicals)	5,300	307,824

Trimeris* (Pharmaceuticals and Biotechnology)	14,400	639,216

UST (Consumer Staples)	30,500	955,565

Wal-Mart Stores (Retailing)	16,600	934,912

		28,449,832

Total Investments (Cost $62,095,491) 98.38%		60,846,677

Other Assets Less Liabilities 1.62%		999,968

Net Assets 100.00%		$61,846,645

* Non-income producing security.
See Notes to Financial Statements.

Performance Overview
Seligman Global Smaller Companies Fund

Investment Results

Total Returns
For Periods Ended April 30, 2003

					Average Annual

					Class B		Class C	Class D		Class I
	Six	One	Five	Ten	Since Inception		Since Inception	Since Inception		Since Inception
Class A**	Months*	Year	Years	Years	4/22/96		5/27/99	5/3/93		11/30/01

With Sales Charge	(5.10)%	(30.05)%	(11.67)%	2.97%	n/a		n/a	n/a		n/a

Without Sales Charge	(0.33)	(26.54)	(10.80)	3.47	n/a		n/a	n/a		n/a

Class B**

With CDSC†	(5.69)	(30.78)	(11.81)	n/a	n/a		n/a	n/a		n/a

Without CDSC	(0.73)	(27.14)	(11.48)	n/a	(5.21)%		n/a	n/a		n/a

Class C**

With Sales Charge and CDSC††	(2.55)	(28.54)	n/a	n/a	n/a		(10.53)%	n/a		n/a

Without Sales Charge and CDSC	(0.61)	(27.11)	n/a	n/a	n/a		(10.30)	n/a		n/a

Class D**

With 1% CDSC	(1.60)	(27.84)	n/a	n/a	n/a		n/a	n/a		n/a

Without CDSC	(0.61)	(27.11)	(11.46)	n/a	n/a		n/a	2.66%		n/a

Class I**	0.11	(26.03)	n/a	n/a	n/a		n/a	n/a		(16.67)%

Lipper Global Small Cap
Funds Average***	3.86	(18.64)	(2.60)	6.08	0.85	ø	(1.61)	6.08	øø	(9.88)

Salomon Smith Barney
EM Index World***	6.48	(14.23)	(1.22)	5.54	2.43	‡	(0.67)‡‡	5.54	øø	(4.57)

Net Asset Value Per Share
	4/30/03	10/31/02	4/30/02

Class A	$8.94	$8.97	$12.17

Class B	8.19	8.25	11.24

Class C	8.20	8.25	11.25

Class D	8.20	8.25	11.25

Class I	9.01	9.00	12.18

Capital Gain (Loss) Information Per Share
For the Six Months Ended April 30, 2003

Realized	$(1.973)

Unrealized	0.302	øøø

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above. With respect to Class I shares, the Manager reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the investment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.
***	The Lipper Global Small Cap Funds Average and the Salomon Smith Barney Extended Market Index World (Salomon Smith Barney EM Index World) are unmanaged benchmarks that assume reinvestment of distributions. The Lipper Global Small Cap Funds Average excludes the effects of sales charges and taxes, and the Salomon Smith Barney EM Index World excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 56.
†	The CDSC is 5% for periods of one year or less, 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
‡	From April 30, 1996.
‡‡	From May 31, 1999.
ø	From April 25, 1996.
øø	From April 30, 1993.
øøø	Represents the per share amount of net unrealized appreciation of portfolio securities as of April 30, 2003.

Performance Overview
Seligman Global Smaller Companies Fund

Growth of an Assumed $10,000 Investment

Class A Shares	Class D Shares
April 30, 1993 to April 30, 2003	May 3, 1993† to April 30, 2003

Class B Shares	Class I Shares
April 22, 1996† to April 30, 2003	November 30, 2001† to April 30, 2003

Class C Shares
May 27, 1999† to April 30, 2003

These charts reflect the growth of a hypothetical $10,000 investment for a 10-year period for Class A shares and since inception for Class B, Class C, Class D and Class I shares, assuming that all applicable sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk.

As shown on page 13, the performances of Class B, Class C, Class D and Class I shares, which commenced on later dates, will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders. Effective April 30, 2003, a new class of shares, Class R shares, was introduced. No performance information is available at this time. Since the measured periods vary, the charts are plotted using different scales and are not comparable. Past performance is not indicative of future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

*	Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.
†	Inception date.

Portfolio Overview
Seligman Global Smaller Companies Fund

Country Allocation
April 30, 2003

		Salomon Smith
		Barney EM
	Fund	Index World

Continental Europe	10.77%	17.13%

Austria	—	0.10

Belgium	1.40	0.41

Czech Republic	—	0.01

Denmark	—	0.31

Finland	—	0.66

France	3.49	3.41

Germany	1.76	2.68

Greece	—	0.15

Iceland	—	0.01

Ireland	—	0.37

Italy	0.79	1.63

Luxembourg	—	0.05

Netherlands	0.58	2.15

Norway	—	0.14

Portugal	—	0.14

Spain	2.16	1.56

Sweden	0.59	0.74

Switzerland	—	2.61

Japan	11.30	9.03

Pacific	16.99	4.15

Australia	—	2.07

China	—	0.01

Hong Kong	3.27	0.81

India	1.56	—

New Zealand	—	0.09

Singapore	4.19	0.40

South Korea	4.74	0.77

Taiwan	3.23	—

United Kingdom	5.61	10.17

United States	44.92	56.57

Other	6.38	2.95

Bahamas	—	0.03

Bermuda	—	0.41

British Virgin Islands	—	0.04

Canada	3.13	2.47

Israel	2.56	—

South Africa	0.69	—

Other Assets Less Liabilities	4.03	—

Total	100.00%	100.00%

Largest Portfolio Holdings
April 30, 2003

		Percent of
Security	Value	Net Assets

Hit Entertainment	$3,624,579	2.39

Capita Group	3,041,144	2.01

Career Education	2,985,230	1.97

Community Health Systems	2,850,000	1.88

Station Casinos	2,593,200	1.71

Select Medical	2,538,000	1.67

Alpine Electronics	2,481,189	1.64

Meridian Gold	2,467,632	1.63

DRS Technologies	2,380,010	1.57

USS	2,343,568	1.55

Largest Portfolio Changes
During Past Six Months

Largest Purchases

Meridian Gold* (Canada)

Capita Group* (UK)

Alpine Electronics* (Japan)

Mastek* (India)

Hit Entertainment (UK)

Seoul Semiconductor* (South Korea)

USS* (Japan)

JSR* (Japan)

KH Vatec* (South Korea)

M-Systems Flash Disk Pioneers* (Israel)

Largest Sales

Waste Connections** (US)

Patterson-UTI Energy** (US)

Cox Radio (Class A)** (US)

Iron Mountain (US)

Corporate Executive Board** (US)

J.D. Edwards** (US)

Apria Healthcare Group** (US)

Corinthian Colleges** (US)

Documentum** (US)

Barón de Ley** (Spain)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Industries
April 30, 2003

Portfolio of Investments
April 30, 2003
Seligman Global Smaller Companies Fund

	Shares	Value
Common Stocks 95.97%

Belgium 1.40%

Omega Pharma (Health Care Equipment
and Services)	81,800	$2,126,459

Canada 3.13%

Ensign Resource Service Group (Energy)	60,000	769,456

Meridian Gold* (Metals and Mining)	242,400	2,467,632

SouthernEra Resources* (Metals and Mining)	366,700	1,511,295

		4,748,383

France 3.49%

ActivCard (ADRs)* (Computers and Peripherals)	6,313	59,942

Médidep* (Health Care Equipment and Services)	70,000	1,150,525

Montupet (Automobiles and Components)	63,000	1,050,265

Neopost* (Office Electronics)	47,435	1,644,150

SR Teleperformance* (Media)	90,047	1,379,338

		5,284,220

Germany 1.76%

BERU (Automobiles and Components)	18,169	949,715

Medion (Retailing)	45,800	1,714,990

		2,664,705

Hong Kong 3.27%

China Pharmaceutical Group
(Pharmaceuticals and Biotechnology)	5,771,000	1,609,417

TechTronic Industries
(Consumer Durables and Apparel)	1,356,000	1,695,206

Wah Sang Gas Holdings (Utilities)	15,158,000	1,652,035

		4,956,658

India 1.56%

Bharat Forge (Capital Goods)	218,447	1,189,872

Mastek (Software and Services)	190,000	1,174,651

		2,364,523

Israel 2.56%

M-Systems Flash Disk Pioneers*
(Computers and Peripherals)	270,000	2,246,400

RADVision* (Software and Services)	260,000	1,636,700

		3,883,100

Italy 0.79%

Permasteelisa (Capital Goods)	65,800	1,199,207

Japan 11.30%

Alpine Electronics (Consumer Durables and Apparel)	220,000	2,481,189

Citizen Electronics (Electronic Equipment and
Instruments)	37,900	1,591,367

Drake Beam Morin-Japan (Commercial Services
and Supplies)	42,400	1,438,495

GEOMATEC (Electronic Equipment
and Instruments)	103,100	1,636,371

JSR (Chemicals)	214,000	2,235,606

Moshi Moshi Hotline (Commercial Services
and Supplies)	42,000	1,657,709

Showa (Automobiles and Components)	175,000	1,632,726

Tamron (Consumer Durables and Apparel)	95,600	2,119,449

USS (Retailing)	45,900	2,343,568

		17,136,480

Netherlands 0.58%

IHC Caland (Energy)	16,893	873,573

Singapore 4.19%

Citiraya Industries (Capital Goods)	3,679,000	1,005,786

ComfortDelGro* (Transportation)	3,262,000	1,507,759

DMX Technologies Group*
(Software and Services)	5,816,000	622,891

Innovalues Precision (Capital Goods)	1,839,000	1,098,808

MobileOne (Telecommunication Services)	2,000,000	1,420,479

Unisteel Technology (Computers and Peripherals)	1,926,000	689,389

		6,345,112

South Africa 0.69%

Harmony Gold Mining (ADRs) (Metals and Mining)	100,000	1,050,000

South Korea 4.74%

F&F (Media)	463,000	1,059,375

Intelligent Digital Integrated Security (Retailing)	72,099	913,847

KH Vatec* (Electronic Equipment and Instruments)	38,100	1,981,827

LG Life Sciences*
(Pharmaceuticals and Biotechnology)	54,860	1,309,416

Seoul Semiconductor
(Semiconductor Equipment and Products)	168,300	1,925,407

		7,189,872

Spain 2.16%

Aldeasa (Retailing)	97,239	1,653,677

Gamesa Corporación Tecnológica “Gamesa”
(Utilities)	78,789	1,618,287

		3,271,964

See Notes to Financial Statements.

Portfolio of Investments
April 30, 2003
Seligman Global Smaller Companies Fund

	Shares	Value
Sweden 0.59%

Swedish Match* (Consumer Staples)	120,000	$888,215

Taiwan 3.23%

CTCI (Capital Goods)	3,061,000	1,671,716

Global Sun Technology*
(Communications Equipment)	1,000,000	1,336,591

Pihsiang Machinery Manufacturing
(Health Care Equipment and Services)	719,000	1,891,018

		4,899,325

United Kingdom 5.61%

Capita Group (Commercial Services and Supplies)	750,000	3,041,144

Eidos* (Software and Services)	392,000	854,319

Enterprise Inns (Hotels, Restaurants and Leisure)	100,000	980,524

Hit Entertainment (Media)	1,030,000	3,624,579

		8,500,566

United States 44.92%

ActivCard* (Computers and Peripherals)	146,087	1,387,096

Advance Auto Parts* (Retailing)	33,400	1,661,316

Airgas* (Chemicals)	48,730	985,808

Alexion Pharmaceuticals*
(Pharmaceuticals and Biotechnology)	72,600	957,957

American Capital Strategies (Financials)	45,100	1,094,351

Arch Capital Group* (Financials)	38,200	1,329,933

BioMarin Pharmaceutical*
(Pharmaceuticals and Biotechnology)	63,900	701,942

CACI International (Class A)* (Software and Services)	25,700	897,701

Career Education* (Commercial Services
and Supplies)	49,700	2,985,230

Cheesecake Factory* (Hotels, Restaurants
and Leisure)	48,900	1,545,485

Chico’s FAS* (Retailing)	66,500	1,618,610

Cognex* (Electronic Equipment and Instruments)	48,400	1,059,960

Community First Bankshares (Financials)	61,900	1,666,967

Community Health Systems* (Health Care
Equipment and Services)	150,000	2,850,000

CV Therapeutics* (Pharmaceuticals and
Biotechnology)	48,000	959,280

Diagnostic Products (Health Care Equipment
and Services)	24,980	986,710

DRS Technologies* (Capital Goods)	84,970	2,380,010

Edwards Lifesciences* (Health Care Equipment
and Services)	57,630	1,663,778

F.N.B. (Financials)	51,130	1,557,164

Fred’s (Retailing)	50,000	1,626,000

Hilb, Rogal and Hamilton (Financials)	44,410	1,578,776

Hollywood Entertainment* (Retailing)	95,700	1,695,325

Integra LifeSciences Holdings*
(Health Care Equipment and Services)	70,000	1,872,500

Iron Mountain* (Commercial Services and Supplies)	26,200	1,044,070

Key Energy Services* (Energy)	122,000	1,228,540

McDATA (Class A)* (Communications Equipment)	155,500	1,645,967

Medical Staffing Network Holdings*
(Health Care Equipment and Services)	106,200	795,438

Medicis Pharmaceutical (Class A)*
(Pharmaceuticals and Biotechnology)	22,600	1,302,664

MGI Pharma*
(Pharmaceuticals and Biotechnology)	130,000	1,880,450

OSI Pharmaceuticals* (Pharmaceuticals and
Biotechnology)	90,000	1,890,900

PETCO Animal Supplies* (Retailing)	70,000	1,479,100

Pioneer Natural Resources (Energy)	74,800	1,789,216

Priority Healthcare (Class B)*
(Health Care Equipment and Services)	80,000	1,824,800

RARE Hospitality International*
(Hotels, Restaurants and Leisure)	55,000	1,603,250

Respironics* (Health Care Equipment and Services)	18,000	692,460

SangStat Medical* (Pharmaceuticals and
Biotechnology)	109,100	1,369,205

Select Medical* (Health Care Equipment
and Services)	150,000	2,538,000

Serologicals* (Pharmaceuticals and Biotechnology)	105,600	975,744

Station Casinos* (Hotels, Restaurants and Leisure)	120,000	2,593,200

UCBH Holdings (Financials)	83,200	2,121,184

United Bankshares (Financials)	50,000	1,449,000

W Holding (Financials)	90,000	1,772,100

Websense* (Software and Services)	49,380	704,406

XTO Energy (Energy)	120,000	2,340,000

		68,101,593

Total Investments (Cost $140,113,461) 95.97%		145,483,955

Other Assets Less Liabilities 4.03%		6,116,324

Net Assets 100.00%		$151,600,279

* Non-income producing security.
See Notes to Financial Statements.

Performance Overview
Seligman Global Technology Fund

Investment Results

Total Returns
For Periods Ended April 30, 2003

				Average Annual

				Class A, D		Class B		Class C
	Six	One	Five	Since Inception		Since Inception		Since Inception
Class A**	Months*	Year	Years	5/23/94		4/22/96		5/27/99

With Sales Charge	2.61%	(27.88)%	(3.79)%	9.10%		n/a		n/a

Without Sales Charge	7.76	(24.31)	(2.84)	9.70		n/a		n/a

Class B**

With CDSC†	2.20	(28.62)	(3.88)	n/a		n/a		n/a

Without CDSC	7.20	(24.86)	(3.61)	n/a		3.00%		n/a

Class C**

With Sales Charge and CDSC††	5.23	(26.33)	n/a	n/a		n/a		(8.53)%

Without Sales Charge and CDSC	7.33	(24.84)	n/a	n/a		n/a		(8.30)

Class D**

With 1% CDSC	6.35	(25.64)	n/a	n/a		n/a		n/a

Without CDSC	7.35	(24.89)	(3.60)	8.83		n/a		n/a

Lipper Global Funds Average***	1.85	(16.55)	(2.96)	5.05	†††	2.33	ø	(5.18)

Lipper Science & Technology
Funds Average***	10.59	(22.70)	(4.30)	9.79	†††	1.19	ø	(15.25)

MSCI World Index***	3.88	(14.17)	(3.90)	4.93		2.44		(7.45)

Net Asset Value Per Share
	4/30/03	10/31/02	4/30/02

Class A	$9.03	$8.38	$11.93

Class B	8.19	7.64	10.90

Class C	8.20	7.64	10.91

Class D	8.18	7.62	10.89

Capital Loss Information Per Share
For the Six Months Ended April 30, 2003

Realized	$(0.596)

Unrealized	(1.145	)øø

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the investment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.
***	The Lipper Global Funds Average, the Lipper Science & Technology Funds Average, and the Morgan Stanley Capital International (MSCI) World Index are unmanaged benchmarks that assume reinvestment of distributions. The Lipper Global Funds Average and the Lipper Science & Technology Funds Average exclude the effects of sales charges and taxes and the MSCI World Index excludes the effects of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 56.
†	The CDSC is 5% for periods of one year or less, 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less. From May 26, 1994.
ø	From April 25, 1996.
øø	Represents the per share amount of net unrealized depreciation of portfolio securities as of April 30, 2003.

Performance Overview
Seligman Global Technology Fund

Growth of an Assumed $10,000 Investment

Class A Shares	Class C Shares
May 23, 1994† to April 30, 2003	May 27, 1999† to April 30, 2003

Class B Shares	Class D Shares
April 22, 1996† to April 30, 2003	May 23, 1994† to April 30, 2003

These charts reflect the growth of a hypothetical $10,000 investment for the since-inception periods for Class A, Class B, Class C and Class D shares, assuming that all applicable sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. Due to recent volatility in the technology markets, current performance may be significantly lower than set forth above.

As shown on page 18, the performances of Class B and Class C shares, which commenced on later dates, will differ from the performance shown for Class A shares and Class D shares, based on the differences in sales charges and fees paid by shareholders. Effective April 30, 2003, a new class of shares, Class R shares, was introduced. No performance information is available at this time. Since the measured periods vary, the charts are plotted using different scales and are not comparable. Past performance is not indicative of future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

*	Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.
†	Inception date.

Portfolio Overview
Seligman Global Technology Fund

Country Allocation
April 30, 2003

		MSCI
		World
	Fund	Index

Continental Europe	5.10%	18.35%

Austria	—	0.07

Belgium	—	0.41

Denmark	0.46	0.33

Finland	1.06	0.85

France	0.86	3.86

Germany	—	2.55

Greece	1.77	0.15

Ireland	—	0.35

Italy	—	1.59

Luxembourg	—	0.03

Netherlands	—	2.13

Norway	—	0.19

Portugal	—	0.15

Spain	—	1.51

Sweden	—	0.89

Switzerland	0.95	3.29

Japan	14.69 *	7.81

Pacific	6.80	3.08

Australia	—	2.09

Hong Kong	—	0.60

India	3.51	—

New Zealand	—	0.08

Singapore	—	0.31

South Korea	1.31	—

Taiwan	1.98	—

United Kingdom	—	11.19

United States	70.54	56.66

Other	0.76	2.91

Bermuda	—	0.36

Canada	—	2.47

Cayman Islands	—	0.08

Mexico	0.76	—

Other Assets Less Other Liabilities	2.11	—

	100.00%	100.00%

* Net of options written.

Largest Portfolio Holdings
April 30, 2003

		Percent of
Security	Value	Net Assets

Synopsys	$29,722,095	6.59

Microsoft	28,653,300	6.36

Symantec	24,846,503	5.51

Lexmark International (Class A)	20,751,035	4.60

Amdocs	12,833,522	2.85

SunGard Data Systems	12,485,050	2.77

JSR	11,804,837	2.62

BMC Software	11,237,744	2.49

First Data	10,525,409	2.33

Dell Computer	9,763,548	2.17

Largest Portfolio Changes
During Past Six Months

Largest Purchases

Dell Computer* (US)

Pioneer* (Japan)

ALLTEL* (US)

Matsushita Electric Industrial* (Japan)

Laboratory Corporation of America Holdings* (US)

Fuji Photo Film* (Japan)

BISYS Group (US)

BMC Software (US)

Geometric Software Solutions* (India)

USA Interactive* (US)

Largest Sales

Garmin** (US)

Infosys Technologies (India)

Synopsys (US)

ASM Lithography** (Netherlands)

Samsung SDI** (South Korea)

Omron (Japan)

Telefonaktiebolaget LM Ericsson (ADRs)** (Sweden)

Ambit Microsystems** (Taiwan)

Cognos** (Canada)

Thomson** (France)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Industries
April 30, 2003

Portfolio of Investments
April 30, 2003
Seligman Global Technology Fund

	Shares	Value
Common Stocks 97.93%

Denmark 0.46%

Maconomy* (Application Software)	1,829,000	$2,065,173

Finland 1.06%

Nokia (ADRs) (Communications Equipment)	289,000	4,788,730

France 0.86%

Business Objects (ADRs)* (Application Software)	177,900	3,866,657

Greece 1.77%

Cosmote Mobile Communications
(Telecommunication Services)	542,300	5,651,144

Hellenic Telecommunications Organization “OTE”
(Telecommunication Services)	219,000	2,355,592

		8,006,736

India 3.51%

Geometric Software Solutions
(Application Software)	507,000	4,141,607

Infosys Technologies (IT Consulting and Services)	78,000	4,599,973

Mastek (Application Software)	399,000	2,466,768

Satyam Computer Services
(IT Consulting and Services)	1,429,000	4,602,274

		15,810,622

Japan 14.73%

Canon (Office Electronics)	146,000	5,909,641

Dai Nippon Printing (Commercial Services
and Supplies)	464,000	4,512,193

Fuji Photo Film (Consumer Durables and Apparel)	167,600	4,278,670

HOYA (Electronic Equipment and Instruments)	151,000	8,939,788

JSR (Materials)	1,130,000	11,804,837

Matsushita Electric Industrial
(Consumer Durables and Apparel)	775,000	6,182,818

NTT DoCoMo (Telecommunication Services)	1,689	3,489,201

Olympus Optical (Health Care Equipment
and Services)	298,000	5,167,702

Omron (Electronic Equipment and Instruments)	350,000	5,643,265

Pioneer (Consumer Durables and Apparel)	404,000	8,108,498

ROHM (Semiconductors)	23,100	2,384,103

		66,420,716

Luxembourg
United Customer Management Solutions*

(IT Consulting and Services)	1,289,200	—

Mexico 0.76%

América Móvil (Class L ADRs)
(Telecommunication Services)	203,500	3,412,695

South Korea 1.31%

KH Vatec (Electronic Equipment and Instruments)	18,907	983,475

Sindo Ricoh* (Office Electronics)	88,700	4,942,379

		5,925,854

Switzerland 0.95%

Leica Geosystems* (Electronic Equipment
and Instruments)	50,750	4,270,530

Taiwan 1.98%

Delta Electronics (Electronic Equipment
and Instruments)	1,065,000	1,178,571

Synnex Technology International
(Electronic Equipment and Instruments)	3,686,000	4,343,949

Taiwan Semiconductor Manufacturing*
(Semiconductors)	1,286,000	1,766,910

United Microelectronics (Semiconductors)	2,831,000	1,627,479

		8,916,909

United States 70.54%

ActivCard* (Computers and Peripherals)	768,600	7,297,857

Affiliated Computer Services (Class A)*
(IT Consulting and Services)	203,000	9,683,100

ALLTEL (Telecommunication Services)	158,000	7,403,880

Amdocs* (Application Software)	726,700	12,833,522

Analog Devices* (Semiconductors)	122,900	4,070,448

Autodesk (Application Software)	442,800	6,892,182

BEA Systems* (Application Software)	207,900	2,226,609

Beckman Coulter (Health Care Equipment
and Services)	135,400	5,262,998

BISYS Group* (Commercial Services and Supplies)	432,100	7,293,848

BMC Software* (Systems Software)	753,200	11,237,744

Cadence Design Systems* (Application Software)	390,000	4,457,700

Charles River Laboratories International*
(Pharmaceuticals and Biotechnology)	113,300	3,076,095

Cisco Systems* (Communications Equipment)	496,600	7,471,347

Clear Channel Communications* (Media)	138,300	5,408,913

Computer Associates International
(Systems Software)	484,000	7,860,160

CSG Systems International* (Commercial Services
and Supplies)	319,500	3,357,945

Dell Computer* (Computers and Peripherals)	336,500	9,763,548

J.D. Edwards* (Application Software)	360,500	4,320,593

Fair Isaac (Application Software)	21,700	1,130,136

See footnotes on page 22.

Portfolio of Investments

April 30, 2003
Seligman Global Technology Fund

	Shares/Shares
	Subject to Call	Value
United States (continued)

First Data (Commercial Services and Supplies)	268,300	$10,525,409

Informatica* (Application Software)	885,600	5,805,108

Intel (Semiconductors)	252,700	4,650,943

International Business Machines
(Computers and Peripherals)	57,000	4,839,300

Intuit* (Application Software)	63,000	2,443,140

Laboratory Corporation of America Holdings*
(Health Care Equipment and Services)	239,100	7,043,886

Lexmark International (Class A)*
(Computers and Peripherals)	278,500	20,751,035

Microsoft (Systems Software)	1,116,000	28,653,300

NetIQ* (Systems Software)	359,800	4,954,446

Networks Associates* (Systems Software)	584,500	6,680,835

PeopleSoft* (Application Software)	265,100	3,983,127

Plantronics* (Communications Equipment)	61,300	1,134,050

Quest Diagnostics*
(Health Care Equipment and Services)	80,300	4,797,925

Seagate Technology*
(Computers and Peripherals)	335,600	4,057,404

SunGard Data Systems*
(IT Consulting and Services)	580,700	12,485,050

Symantec* (Systems Software)	565,400	$24,846,503

Synopsys* (Application Software)	611,000	29,722,095

Take-Two Interactive Software*
(Application Software)	209,100	4,704,750

Texas Instruments (Semiconductors)	263,600	4,873,964

USA Interactive* (Retailing)	171,200	5,127,440

Verizon Communications
(Telecommunication Services)	130,600	4,881,828

		318,010,163

Total Investments (Cost $501,015,622) 97.93%
		441,494,785

Call Options Written (0.04)%

Japan (0.04)%
Olympus Optical, expiring July 2003 at ¥2157
(Premiums received $198,175)	298,000	(198,175)

Other Assets Less Other Liabilities 2.11%		9,512,433

Net Assets 100.00%		$450,809,043

* Non-income producing security.
See Notes to Financial Statements.

Performance Overview
Seligman International Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2003

					Average Annual

					Class B		Class C	Class D		Class I
	Six	One	Five	Ten	Since Inception		Since Inception	Since Inception		Since Inception
Class A**	Months *	Year	Years	Years	4/22/96		5/27/99	9/21/93		11/30/01

With Sales Charge	(5.31)%	(22.64)%	(15.75)%	(2.71)%	n/a		n/a	n/a		n/a

Without Sales Charge	(0.61)	(18.81)	(14.93)	(2.23)	n/a		n/a	n/a		n/a

Class B**

With CDSC†	(6.12)	(23.64)	(15.85)	n/a	n/a		n/a	n/a		n/a

Without CDSC	(1.18)	(19.62)	(15.54)	n/a	(8.49)%		n/a	n/a		n/a

Class C**

With Sales Charge and CDSC	(3.05)	(21.05)	n/a	n/a	n/a		(18.73)%	n/a		n/a

Without Sales Charge and CDSC	(1.05)	(19.49)	n/a	n/a	n/a		(18.52)	n/a		n/a

Class D**

With 1% CDSC	(2.04)	(20.29)	n/a	n/a	n/a		n/a	n/a		n/a

Without CDSC	(1.05)	(19.49)	(15.50)	n/a	n/a		n/a	(3.78)%		n/a

Class I**	—	(17.79)	n/a	n/a	n/a		n/a	n/a		(13.00)%

Lipper International
Funds Average***	0.93	(17.85)	(5.30)	3.35	(0.44	)ø	(6.80)	2.62	øø	(10.95)

MSCI EAFE Index***	2.03	(15.92)	(5.23)	2.25	(1.32	)ø	(7.52)	1.24	øø	(10.34)

Net Asset Value Per Share
	4/30/03	10/31/02	4/30/02

Class A	$8.20	$8.25	$10.10

Class B	7.54	7.63	9.38

Class C	7.56	7.64	9.39

Class D	7.56	7.64	9.39

Class I	8.32	8.32	10.12

Capital Gain (Loss) Information Per Share
For the Six Months Ended April 30, 2003

Realized	$(0.346)

Unrealized	0.250	‡

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above. With respect to Class I shares, the Manager reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the investment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.
***	The Lipper International Funds Average and the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) are unmanaged benchmarks that assume reinvestment of distributions. The Lipper International Funds Average excludes the effect of sales charges and taxes and the MSCI EAFE Index excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 56.
†	The CDSC is 5% for periods of one year or less, 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
ø	From April 25, 1996.
øø	From September 23, 1993.
‡	Represents the per share amount of net unrealized appreciation of portfolio securities as of April 30, 2003.

Performance Overview
Seligman International Growth Fund

Growth of an Assumed $10,000 Investment

Class A Shares	Class D Shares
April 30, 1993 to April 30, 2003	September 21, 1993† to April 30, 2003

Class B Shares	Class I Shares
April 22, 1996 to April 30, 2003	November 30, 2001† to April 30, 2003

Class C Shares
May 27, 1999† to April 30, 2003

These charts reflect the growth of a hypothetical $10,000 investment for a 10-year period for Class A shares and since inception for Class B, Class C, Class D and Class I shares, assuming that all applicable sales charges are imposed and all distributions within the periods are reinvested in additional shares. These charts do not reflect the deduction of taxes that an investor may pay on Fund distributions or on the redemption of Fund shares.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

As shown on page 23, the performances of Class B, Class C, Class D and Class I shares, which commenced on later dates, will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders. Effective April 30, 2003, a new class of shares, Class R shares, was introduced. No performance information is available at this time. Since the measured periods vary, the charts are plotted using different scales and are not comparable. Past performance is not indicative of future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

*	Net of the 4.75% or 1% maximum initial sales charge for Class A and Class C shares, respectively.
†	Inception date.

Portfolio Overview
Seligman International Growth Fund

Country Allocation
April 30, 2003

		MSCI
		EAFE
	Fund	Index

Continental Europe	43.79%	45.34%

Austria	0.89	0.17

Belgium	1.12	1.01

Denmark	1.11	0.82

Finland	4.07	2.11

France	6.56	9.55

Germany	2.11	6.30

Greece	1.87	0.37

Ireland	1.63	0.86

Italy	2.33	3.93

Luxembourg	—	0.07

Netherlands	7.14	5.27

Norway	1.10	0.47

Portugal	—	0.36

Spain	4.42	3.73

Sweden	1.13	2.19

Switzerland	8.31	8.13

Japan	14.12	19.32

Pacific	7.85	7.67

Australia	2.46	5.18

Hong Kong	0.89	1.50

New Zealand	—	0.21

Singapore	2.62	0.78

South Korea	1.39	—

Taiwan	0.49	—

United Kingdom	19.56	27.67

Other	2.45	—

Brazil	0.43	—

Canada	0.89	—

Israel	1.13	—

Other Assets Less Liabilities	12.23	—

Total	100.00%	100.00%

Largest Portfolio Holdings

April 30, 2003

		Percent of
Security	Value	Net Assets

Banco Popular Español	$1,294,398	3.40

Royal Dutch Petroleum (NY shares)	997,472	2.62

Honda Motor	985,178	2.59

BP (ADRs)	963,500	2.53

Fortum	952,594	2.51

Unilever (NY shares)	950,847	2.50

Vodafone Group (ADRs)	948,480	2.49

BHP Billiton	889,094	2.34

Schneider Electric	787,335	2.07

Royal Bank of Scotland Group	769,557	2.02

Largest Portfolio Changes
During Past Six Months

Largest Purchases

Royal Dutch Petroleum (NY shares)* (Netherlands)

Schneider Electric* (France)

JSR* (Japan)

BP (ADRs) (UK)

Honda Motor (Japan)

Centerpulse* (Switzerland)

Pioneer* (Japan)

Singapore Technologies Engineering* (Singapore)

MobileOne* (Singapore)

Casino Guichard-Perrachon* (France)

Largest Sales

News Corp. (ADRs) (Australia)

Teléfonos de México (Class L ADRs)** (Mexico)

Nokia** (Finland)

UPM-Kymmene (Finland)

Reed Elsevier** (Netherlands)

Eni (Italy)

Syngenta (Switzerland)

Nestlé (Switzerland)

Nomura Holdings (Japan)

Precision Drilling** (Canada)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Industries
April 30, 2003

Portfolio of Investments
April 30, 2003
Seligman International Growth Fund

	Shares	Value
Common Stocks 87.77%

Australia 2.46%

Commonwealth Bank of Australia (Banks)	31,400	$ 535,261

News Corp. (ADRs) (Media)	14,100	398,748

		934,009

Austria 0.89%

Mayr-Melnhof Karton (Containers and Packaging)	4,000	339,634

Belgium 1.12%

Mobistar* (Telecommunication Services)	13,000	424,431

Brazil 0.43%

Aracruz Celulose (ADRs) (Paper and Forest Products)	7,800	163,800

Canada 0.89%

EnCana (Energy)	10,300	337,659

Denmark 1.11%

Danske Bank (Banks)	21,900	422,023

Finland 4.07%

Fortum (Energy)	132,500	952,594

Nokia (ADRs) (Communications Equipment)	24,600	407,622

UPM-Kymmene* (Paper and Forest Products)	12,900	188,948

		1,549,164

France 6.56%

Aventis (Pharmaceuticals and Biotechnology)	7,134	363,012

AXA (ADRs) (Insurance)	27,800	422,282

Crédit Agricole (Banks)	11,800	217,562

Casino Guichard-Perrachon* (Consumer Staples)	7,800	531,992

Schneider Electric* (Capital Goods)	16,600	787,335

Total Fina Elf (ADRs) (Energy)	2,600	170,820

		2,493,003

Germany 2.11%

Bayerische Motoren Werke “BMW”
(Automobiles and Components)	3,300	110,212

Deutsche Bank (Banks)	2,200	113,300

E.ON (Utilities)	7,450	357,267

PUMA (Consumer Durables and Apparel)	2,300	221,263

		802,042

Greece 1.87%

Cosmote Mobile Communications
(Telecommunication Services)	17,000	$ 177,152

Public Power “PPC”* (Utilities)	35,100	533,737

		710,889

Hong Kong 0.89%

CNOOC (Energy)	258,300	339,474

Ireland 1.63%

Bank of Ireland (Banks)	50,159	619,715

Israel 1.13%

Teva Pharmaceutical Industries (ADRs)
(Pharmaceuticals and Biotechnology)	9,200	429,778

Italy 2.33%

Eni (Energy)	24,600	351,242

Telecom Italia Mobile “TIM”
(Telecommunication Services)	113,600	536,008

		887,250

Japan 14.12%

Canon (Office Electronics)	15,500	627,393

East Japan Railway (Transportation)	148	671,145

Honda Motor (Automobiles and Components)	29,700	985,178

JSR (Chemicals)	66,700	696,799

Matsushita Electric Industrial (Consumer
Durables and Apparel)	55,000	438,781

Nomura Holdings (Diversified Financials)	28,600	283,646

NTT DoCoMo (ADRs)
(Telecommunication Services)	20,700	433,665

Pioneer (Consumer Durables and Apparel)	25,600	513,806

Takeda Chemical Industries
(Pharmaceuticals and Biotechnology)	12,800	469,735

USS (Retailing)	4,900	250,185

		5,370,333

Netherlands 7.14%

Gucci Group (NY shares)
(Consumer Durables and Apparel)	8,000	767,520

Royal Dutch Petroleum (NY shares) (Energy)	24,400	997,472

Unilever (NY shares) (Consumer Staples)	15,100	950,847

		2,715,839

Norway 1.10%

DnB Holding (Banks)	87,100	416,004

See footnotes on page 27.

Portfolio of Investments
April 30, 2003
Seligman International Growth Fund

	Shares	Value
Singapore 2.62%

MobileOne (Telecommunication Services)	716,600	$ 508,958

Singapore Technologies Engineering
(Capital Goods)	539,500	486,570

		995,528

South Korea 1.39%
LG Micron (Electronic Equipment and Instruments)	6,150	202,975

Samsung Electronics (Semiconductor Equipment
and Products)	1,300	326,337

		529,312

Spain 4.42%

Banco Bilbao Vizcaya Argentaria “BBVA” (Banks)	38,250	385,761

Banco Popular Español (Banks)	26,650	1,294,398

		1,680,159

Sweden 1.13%

Tele2 (Series B)* (Telecommunication Services)	12,900	430,858

Switzerland 8.31%

Centerpulse* (Health Care Equipment and Services)	3,200	700,351

Converium Holding (Insurance)	7,200	325,521

Nestlé (Consumer Staples)	1,770	361,251

Novartis (Pharmaceuticals and Biotechnology)	9,500	375,162

Roche Holding (Pharmaceuticals and Biotechnology)	5,200	331,249

Swiss Re (Insurance)	2,700	176,579

Syngenta (Chemicals)	6,200	320,354

UBS (Banks)	12,000	569,994

		3,160,461

Taiwan 0.49%

Taiwan Semiconductor Manufacturing (ADRs)*

(Semiconductor Equipment and Products)	22,400	187,488

United Kingdom 19.56%

AstraZeneca (ADRs) (Pharmaceuticals and
Biotechnology)	15,500	617,985

Barclays (Banks)	60,500	418,300

BHP Billiton (Metals and Mining)	173,700	889,094

BP (ADRs) (Energy)	25,000	963,500

British Sky Broadcasting Group* (Media)	43,000	446,042

Capita Group* (Commercial Services and Supplies)	88,000	356,828

Carphone Warehouse Group* (Retailing)	277,100	270,374

Gallaher Group (ADRs) (Consumer Staples)	15,500	587,140

GlaxoSmithKline (ADRs)*
(Pharmaceuticals and Biotechnology)	10,100	409,252

National Grid Transco (Utilities)	53,000	348,430

Royal Bank of Scotland Group* (Banks)	29,318	769,557

Tesco (Consumer Staples)	129,700	410,774

Vodafone Group (ADRs)
(Telecommunication Services)	48,000	948,480

		7,435,756

Total Investments (Cost $32,181,314) 87.77%		33,374,609

Other Assets Less Liabilities 12.23%		4,651,493

Net Assets 100.00%		$38,026,102

* Non-income producing security.
See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2003

			Global Smaller	Global
	Emerging	Global Growth	Companies	Technology	International
	Markets Fund	Fund	Fund	Fund	Growth Fund

Assets:

Investments, at value (see portfolios of investments):

Common Stocks	$34,284,373	$60,846,677	$145,483,955	$441,494,785	$33,374,609

Preferred Stocks	981,070	—	—	—	—

	35,265,443	60,846,677	145,483,955	441,494,785	33,374,609

Cash denominated in U.S. dollars	1,471,510	707,455	850,255	8,144,239	5,596,679

Cash denominated in foreign currencies	988,919	123,527	6,124,014	1,423,005	128,111

Receivable for securities sold	612,772	731,747	1,242,438	9,211,816	881,397

Receivable for Capital Stock sold	176,645	22,218	76,088	404,426	233,485

Receivable for dividends and interest	170,849	291,778	416,909	301,774	269,842

Expenses prepaid to shareholder service agent	75,935	85,537	178,114	473,409	71,599

Other	12,671	8,938	9,858	14,779	15,419

Total Assets	38,774,744	62,817,877	154,381,631	461,468,233	40,571,141

Liabilities:

Payable for Capital Stock repurchased	474,310	472,988	530,034	1,681,739	2,221,083

Payable for securities purchased	277,184	288,376	1,831,481	7,691,961	175,086

Management fees payable	38,295	50,293	120,847	360,950	29,446

Distribution and service fees payable	15,201	31,024	77,503	200,398	14,155

Unrealized depreciation on forward currency contracts	767	—	268	6,323	3,265

Options written, at value (see portfolio of investments)	—	—	—	198,175	—

Accrued expenses and other	103,415	128,551	221,219	519,644	102,004

Total Liabilities	909,172	971,232	2,781,352	10,659,190	2,545,039

Net Assets	$37,865,572	$61,846,645	$151,600,279	$450,809,043	$38,026,102

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$4,846	$5,657	$7,683	$29,712	$2,610

Class B	1,497	2,355	4,730	8,162	553

Class C	194	651	214	3,099	227

Class D	1,330	3,059	4,665	11,024	937

Class I	547	221	468	—	441

Additional paid-in capital	65,507,088	133,602,364	236,071,063	1,132,089,026	67,781,044

Accumulated net investment loss	(204,924)	(200,708)	(1,156,745)	(4,357,195)	(134,651)

Accumulated net realized loss	(28,519,738)	(70,343,781)	(88,947,419)	(617,511,210)	(30,837,991)

Net unrealized appreciation (depreciation) of investments	53,820	(2,733,663)	3,538,628	(69,302,444)	(480,355)

Net unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies and forward exchange contracts	1,020,912	1,510,490	2,076,992	9,838,869	1,693,287

Net Assets	$37,865,572	$61,846,645	$151,600,279	$450,809,043	$38,026,102

Net Assets:

Class A	$22,196,159	$30,289,777	$68,657,027	$268,337,276	$21,393,875

Class B	6,505,383	11,782,836	38,727,534	66,880,578	4,169,371

Class C	843,049	3,260,415	1,755,120	25,405,850	1,714,258

Class D	5,779,978	15,317,347	38,241,051	90,185,339	7,080,106

Class I	2,541,003	1,196,270	4,219,547	n/a	3,668,492

Shares of Capital Stock Outstanding:

Class A	4,846,415	5,656,935	7,682,579	29,711,497	2,610,490

Class B	1,496,626	2,354,868	4,729,727	8,162,044	552,832

Class C	193,933	651,119	214,097	3,099,214	226,783

Class D	1,329,576	3,058,978	4,665,365	11,023,841	936,698

Class I	547,009	221,445	468,578	n/a	440,740

Net Asset Value Per Share:

Class A	$4.58	$5.35	$8.94	$9.03	$8.20

Class B	4.35	5.00	8.19	8.19	7.54

Class C	4.35	5.01	8.20	8.20	7.56

Class D	4.35	5.01	8.20	8.18	7.56

Class I	4.65	5.40	9.01	n/a	8.32

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended April 30, 2003

			Global Smaller	Global
	Emerging	Global Growth	Companies	Technology	International
	Markets Fund	Fund	Fund	Fund	Growth Fund

Investment Income:

Dividends	$550,776	$699,122	$690,317	$896,239	$497,226

Interest	4,367	9,696	44,245	130,037	2,382

Total Investment Income*	555,143	708,818	734,562	1,026,276	499,608

Expenses:

Management fees	238,974	323,502	772,869	2,330,092	176,433

Shareholder account services	219,882	202,484	458,276	1,074,773	203,787

Distribution and service fees	93,754	196,468	497,094	1,274,211	85,771

Custody and related services	82,738	27,576	95,778	71,192	21,483

Registration	26,548	31,038	40,468	65,730	28,391

Auditing and legal fees	22,650	27,532	43,424	102,661	20,854

Shareholder reports and communications	14,427	16,587	20,751	81,008	15,472

Shareholders’ meeting	10,300	25,650	42,650	95,500	19,950

Directors’ fees and expenses	3,187	3,957	5,756	11,443	3,258

Miscellaneous	5,648	8,158	12,666	17,306	5,456

Total Expenses	718,108	862,952	1,989,732	5,123,916	580,855

Net Investment Loss	(162,965)	(154,134)	(1,255,170)	(4,097,640)	(81,247)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions:

Net realized loss on investments	(3,514,912)	(7,069,824)	(42,122,353)	(34,160,416)	(3,328,062)

Net realized gain from foreign currency transactions	103,565	1,692,420	7,192,486	2,943,763	1,633,805

Net change in unrealized depreciation of investments	4,832,279	7,243,026	36,995,982	66,422,699	1,338,103

Net change in unrealized appreciation/depreciation on translation of assets and
liabilities denominated in foreign currencies and forward currency contracts	1,071,823	236,258	(1,909,855)	3,965,490	402,728

Net Gain on Investments and Foreign Currency Transactions	2,492,755	2,101,880	156,260	39,171,536	46,574

Increase (Decrease) in Net Assets from Operations	$2,329,790	$1,947,746	$(1,098,910)	$35,073,896	$(34,673)

* Net of foreign taxes withheld as follows:	$48,927	$82,429	$52,751	$347,796	$68,062
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets		Global		Global Smaller
	Fund		Growth Fund		Companies Fund

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/03	10/31/02	4/30/03	10/31/02	4/30/03	10/31/02

Operations:

Net investment loss	$ (162,965)	$ (672,059)	$ (154,134)	$ (1,097,920)	$ (1,255,170)	$ (3,456,518)

Net realized loss on investments	(3,514,912)	(483,614)	(7,069,824)	(27,174,316)	(42,122,353)	(29,660,617)

Net realized gain (loss) from foreign currency
transactions	103,565	(374,755)	1,692,420	1,010,574	7,192,486	(7,250,860)

Net change in unrealized depreciation of
investments	4,832,279	2,286,090	7,243,026	(210,957)	36,995,982	(14,280,937)

Net change in unrealized appreciation/
depreciation on translation of assets and
liabilities denominated in foreign currencies
and forward currency contracts	1,071,823	661,409	236,258	885,406	(1,909,855)	12,932,665

Increase (Decrease) in Net Assets
from Operations	2,329,790	1,417,071	1,947,746	(26,587,213)	(1,098,910)	(41,716,267)

Capital Share Transactions:

Net proceeds from sales of shares	7,992,666	27,190,267	1,968,939	12,730,752	8,635,099	43,242,962

Exchanged from associated funds	18,483,900	53,258,631	99,587,472	131,038,562	144,873,336	221,113,627

Total	26,476,566	80,448,898	101,556,411	143,769,314	153,508,435	264,356,589

Cost of shares repurchased	(8,555,258)	(25,715,502)	(10,579,370)	(44,430,928)	(22,056,686)	(87,922,445)

Exchanged into associated funds	(21,994,165)	(50,664,537)	(99,519,959)	(137,941,312)	(144,006,157)	(225,152,792)

Total	(30,549,423)	(76,380,039)	(110,099,329)	(182,372,240)	(166,062,843)	(313,075,237)

Increase (Decrease) in Net Assets from
Capital Share Transactions	(4,072,857)	4,068,859	(8,542,918)	(38,602,926)	(12,554,408)	(48,718,648)

Increase (Decrease) in Net Assets	(1,743,067)	5,485,930	(6,595,172)	(65,190,139)	(13,653,318)	(90,434,915)

Net Assets:

Beginning of period	39,608,639	34,122,709	68,441,817	133,631,956	165,253,597	255,688,512

End of Period*	$37,865,572	$39,608,639	$61,846,645	$68,441,817	$151,600,279	$165,253,597

* Net of accumulated net investment
loss as follows:	$204,924	$2,846	$200,708	$4,333	$1,156,745	$10,643
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Global Technology		International
	Fund		Growth Fund

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/03	10/31/02	4/30/03	10/31/02

Operations:

Net investment loss	$ (4,097,640)	$ (13,492,535)	$ (81,247)	$ (447,325)

Net realized loss on investments	(34,160,416)	(196,950,939)	(3,328,062)	(10,259,435)

Net realized gain from foreign currency
transactions	2,943,763	2,177,058	1,633,805	1,181,128

Net change in unrealized depreciation of
investments	66,422,699	33,375,442	1,338,103	1,904,326

Net change in unrealized appreciation/
depreciation on translation of assets and
liabilities denominated in foreign currencies
and forward currency contracts	3,965,490	7,498,017	402,728	1,139,387

Increase (Decrease) in Net Assets
from Operations	35,073,896	(167,392,957)	(34,673)	(6,481,919)

Capital Share Transactions:

Net proceeds from sales of shares	16,436,845	57,023,434	16,471,841	34,848,894

Exchanged from associated funds	178,453,852	214,933,149	66,290,344	153,729,108

Total	194,890,697	271,956,583	82,762,185	188,578,002

Cost of shares repurchased	(61,019,744)	(197,012,360)	(15,517,507)	(31,140,471)

Exchanged into associated funds	(183,919,749)	(254,910,393)	(65,279,631)	(153,818,412)

Total	(244,939,493)	(451,922,753)	(80,797,138)	(184,958,883)

Increase (Decrease) in Net Assets from
Capital Share Transactions	(50,048,796)	(179,966,170)	1,965,047	3,619,119

Increase (Decrease) in Net Assets	(14,974,900)	(347,359,127)	1,930,374	(2,862,800)

Net Assets:

Beginning of period	465,783,943	813,143,070	36,095,728	38,958,528

End of Period*	$ 450,809,043	$ 465,783,943	$ 38,026,102	$ 36,095,728

* Net of accumulated net investment
loss as follows:	$4,357,195	$10,830	$134,651	$9,391
See Notes to Financial Statements.

Notes to Financial Statements

1.	Multiple Classes of Shares — Seligman Global Fund Series, Inc. (the “Series”) consists of five separate Funds: Seligman Emerging Markets Fund (the “Emerging Markets Fund”), Seligman Global Growth Fund (the “Global Growth Fund”), Seligman Global Smaller Companies Fund (the “Global Smaller Companies Fund”), Seligman Global Technology Fund (the “Global Technology Fund”), and Seligman International Growth Fund (the “International Growth Fund”). Each Fund of the Series offers six classes of shares with the exception of Global Technology Fund, which offers five classes of shares (Class I shares are not offered).

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75%, and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares became effective on November 30, 2001, and are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares became effective on April 30, 2003, and had no transactions other than the sale of 328 shares of Emerging Markets Fund, 280 shares of Global Growth Fund, 168 shares of Global Smaller Companies Fund, 166 shares of Global Technology Fund and 183 shares of International Growth Fund to Seligman Advisors, Inc. (the “Distributor”) for $1,500 per Fund. Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Series:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Foreign Securities — Investments in foreign securities will primarily be traded in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;
(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.
The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, which are to be distributed to shareholders of the Series. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the US dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates. The value of cash held in foreign currencies at April 30, 2003, was substantially the same as its cost.

The Series separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Series separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

Notes to Financial Statements

c.	Forward Currency Contracts — The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions.

d.	Options — Each Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

e.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

f.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividends. Interest income is recorded on an accrual basis.

g.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended April 30, 2003, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

h.	Distributions to Shareholders — The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets at the end of the fiscal year based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Fund of the Series.

3. Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended April 30, 2003, were as follows:
Fund	Purchases	Sales

Emerging Markets Fund	$ 23,196,699	$ 28,338,804

Global Growth Fund	39,605,751	46,967,373

Global Smaller
Companies Fund	141,169,834	154,849,055

Global Technology Fund	367,172,347	394,907,177

International Growth Fund	28,577,074	28,901,930

The Global Technology Fund wrote 298,000 call options for premiums of $198,175 during the six months ended April 30, 2003, all of which were outstanding at April 30, 2003. None of the other Funds wrote options during the period.

At April 30, 2003, each Fund’s cost of investments for federal income tax purposes was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales as follows:

	Tax Basis	Deferral of
Fund	Cost	Wash Sale Losses

Emerging Markets Fund	$ 35,965,487	$ 1,767,161

Global Growth Fund	62,643,462	547,971

Global Smaller Companies Fund	141,643,346	1,529,885

Global Technology Fund	504,372,953	3,357,331

International Growth Fund	32,468,861	287,547

The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

	Total	Total
	Unrealized	Unrealized
Fund	Appreciation	Depreciation

Emerging Markets Fund	$ 5,408,061	$ 6,108,105

Global Growth Fund	3,526,960	5,323,745

Global Smaller
Companies Fund	15,397,958	11,557,349

Global Technology Fund	36,297,259	99,175,427

International Growth Fund	2,515,473	1,609,725

4. Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman Co. Incorporated (the “Manager”) manages the affairs of the Series and provides or arranges for the necessary personnel and

Notes to Financial Statements

facilities. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of each Fund’s average daily net assets. The annual management fee rate with respect to the Emerging Markets Fund is equal to 1.25% of the first $1 billion of the Fund’s average daily net assets, 1.15% of the next $1 billion of the Fund’s average daily net assets, and 1.05% of the Fund’s average daily net assets in excess of $2 billion. The annual management fee rate with respect to the Global Technology Fund is equal to 1.00% of the first $2 billion of the Fund’s average daily net assets, 0.95% of the next $2 billion of the Fund’s aver age daily net assets, and 0.90% of the Fund’s average daily net assets excess of $4 billion. The annual management fee rate with respect to each other Fund is equal to 1.00% of the first $1 billion of the Fund’s average daily net assets, 0.95% of the next $1 billion of the Fund’s aver age daily net assets, and 0.90% of the Fund’s daily net assets in excess of $2 billion. The management fees reflected in the Statements of Operations represent 1.25% per annum of the average daily net assets of the Emerging Markets Fund, and 1.00% per annum of the average daily net assets of each of the other Funds of the Series.

Prior to January 1, 2003, Henderson Investment Management Limited (the “Subadviser”) was the subadviser to the Global Smaller Companies Fund and was responsible for furnishing investment advice, research, and assistance with respect to the Fund’s international invest ments. Under the subadvisory agreement, the Manager paid the Subadviser a subadvisory fee at a rate equal to 0.50% per annum of the average monthly assets under the Subadviser’s supervision. The Subadviser is a wholly-owned subsidiary of Henderson plc, which is an indirect subsidiary of AMP Limited, an Australian life insurance and financial services company.

On November 21, 2002, at a meeting of the Series’ Board of Directors, the Board did not renew the subadvisory agreement of the Subadviser in respect of the Global Smaller Companies Fund. As a result, the subadvisory agreement expired on December 31, 2002. Thereafter, the Manager has assumed full responsibility for all investments of that Fund.

Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager.

Seligman Advisors, Inc., agent for the distribution of each Fund’s shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

	Distributor	Dealer
Fund	Concessions	Commissions

Emerging Markets Fund	$ 1,286	$ 9,124

Global Growth Fund	754	7,044

Global Smaller
Companies Fund	1,071	10,099

Global Technology Fund	7,409	66,923

International Growth Fund	525	5,690

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series monthly pursuant to the Plan. For the six months ended April 30, 2003, fees incurred by the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund, the Global Technology Fund, and the International Growth Fund, aggregated $27,967, $35,266, $84,058, $322,635, and $23,029, respectively, or 0.25%, 0.23%, 0.25%, 0.24%, and 0.24%, respectively, per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Series to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended April 30, 2003, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D

Emerging Markets Fund	$ 32,999	$ 4,696	$ 28,092

Global Growth Fund	59,634	16,594	84,974

Global Smaller
Companies Fund	204,164	7,956	200,916

Global Technology Fund	343,893	129,805	477,878

International Growth Fund	20,539	8,271	33,932

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the six months ended April 30, 2003, such charges were as follows:

Fund	Amount

Emerging Markets Fund	$ 3,832

Global Growth Fund	5,793

Global Smaller Companies Fund	10,811

Global Technology Fund	34,544

International Growth Fund	2,375

The Distributor has sold to the Purchasers its rights to collect any CDSC imposed on redemptions of Class B shares. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to

Notes to Financial Statements

Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregates of such payments and distribution fees retained by the Distributor for the six months ended April 30, 2003, were as follows:

Fund	Amount

Emerging Markets Fund	$ 1,300

Global Growth Fund	2,187

Global Smaller Companies Fund	2,199

Global Technology Fund	14,009

International Growth Fund	1,321

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the six months ended April 30, 2003, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

		Distribution
Fund	Commissions	and Service Fees

Emerging Markets Fund	$ 48	$ 1,491

Global Growth Fund	272	1,938

Global Smaller
Companies Fund	214	4,951

Global Technology Fund	2,283	28,374

International Growth Fund	155	2,323

Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount

Emerging Markets Fund	$ 219,882

Global Growth Fund	202,484

Global Smaller Companies Fund	458,276

Global Technology Fund	1,074,773

International Growth Fund	203,787

These charges are determined in accordance with a methodology approved by the Series directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (“the Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of April 30, 2003, the Series’ potential obligation under the Guaranties is $1,080,000. As of April 30, 2003, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in directors fees and expenses, and the accumulated balances thereof at April 30, 2003, are included in other liabilities, as follows:

Fund	Amount

Emerging Markets Fund	$ 2,862

Global Growth Fund	4,282

Global Smaller Companies Fund	10,437

Global Technology Fund	10,527

International Growth Fund	8,872

5. Committed Line of Credit — The Series is a participant in a joint $650 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings have been limited to 15% of its total assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June, 2003, but is renewable annually with the consent of the participating banks. The Series intends to maintain a committed line of credit. For the six months ended April 30, 2003, the Series did not borrow from the credit facility.

Notes to Financial Statements

6. Capital Loss Carryforward and Other Tax Adjustments — At October 31, 2002, each Fund had net capital loss carryforwards for federal income tax purposes, which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards expire in amounts and fiscal years as follows:

			Global Smaller	Global
Fiscal	Emerging	Global	Companies	Technology	International
Year	Markets Fund	Growth Fund	Fund	Fund	Growth Fund

2006	$ 9,542,320	—	—	—	—

2008	—	—	—	—	$ 7,630,524

2009	13,365,035	$38,226,298	$13,221,336	$389,314,866	12,453,559

2010	—	27,319,158	39,413,727	193,291,796	8,878,832

Total	$22,907,355	$65,545,456	$52,635,063	$582,606,662	$28,962,915

7. Outstanding Forward Exchange Currency Contracts — At April 30, 2003, the Series had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

	Foreign	In Exchange	Settlement		Unrealized
Contract	Currency	For	Date	Value US$	Depreciation

Emerging Markets Fund

Sales:

South African rand	294,115	40,317	5/7/03	40,512	$ (195)

Thai bahts	4,641,600	108,246	5/7/03	108,360	(114)

South African rand	442,454	60,486	5/8/03	60,944	(458)

					$ (767)

Global Smaller Companies Fund

Sales:

Japanese yen	10,886,051	91,150	5/2/03	91,418	$ (268)

Global Technology Fund

Sales:

Japanese yen	256,919,916	2,151,218	5/2/03	2,157,541	$(6,323)

International Growth Fund

Sales:

Japanese yen	34,431,000	285,877	5/1/03	289,142	$(3,265)

Notes to Financial Statements

8. Capital Stock Share Transactions — The Series has 2,000,000,000 shares of Capital Stock authorized. The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At April 30, 2003, 400,000,000 shares were authorized for each Fund of the Series, all at a par value of $.001 per share. Transactions in shares of Capital Stock were as follows:

Emerging Markets Fund

Class A					Class B

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,396,414	$ 6,280,678	4,632,893	$ 22,827,416	59,779	$ 254,044	149,276	$ 727,727

Exchanged from associated funds	3,458,910	15,310,696	9,267,519	48,200,136	64,052	270,338	247,479	1,256,405

Total	4,855,324	21,591,374	13,900,412	71,027,552	123,831	524,382	396,755	1,984,132

Cost of shares repurchased	(1,494,059)	(6,775,908)	(4,344,216)	(22,005,168)	(175,448)	(746,721)	(345,347)	(1,640,478)

Exchanged into associated funds	(4,087,759)	(18,269,057)	(8,955,239)	(46,433,223)	(91,161)	(392,337)	(167,065)	(782,332)

Transferred to Class I	—	—	(137,907)	(699,188)	—	—	—	—

Total	(5,581,818)	(25,044,965)	(13,437,362)	(69,137,579)	(266,609)	(1,139,058)	(512,412)	(2,422,810)

Increase (decrease)	(726,494)	$ (3,453,591)	463,050	$ 1,889,973	(142,778)	$ (614,676)	(115,657)	$ (438,678)

Class C					Class D

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	9,448	$ 39,728	80,468	$ 374,594	187,400	$ 798,860	340,329	$ 1,638,935

Exchanged from associated funds	624,571	2,618,345	528,521	2,188,075	66,874	284,521	331,455	1,614,015

Total	634,019	2,658,073	608,989	2,562,669	254,274	1,083,381	671,784	3,252,950

Cost of shares repurchased	(26,857)	(114,269)	(56,031)	(263,353)	(205,871)	(874,182)	(341,927)	(1,634,717)

Exchanged into associated funds	(660,169)	(2,796,455)	(530,867)	(2,213,805)	(123,942)	(536,316)	(260,834)	(1,235,177)

Total	(687,026)	(2,910,724)	(586,898)	(2,477,158)	(329,813)	(1,410,498)	(602,761)	(2,869,894)

Increase (decrease)	(53,007)	$ (252,651)	22,091	$ 85,511	(75,539)	$ (327,117)	69,023	$ 383,056

Class I

	Six Months Ended		11/30/01* to
	4/30/03		10/31/02

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	137,852	$ 619,356	317,237	$ 1,621,595

Transferred from Class A	—	—	137,907	699,188

Total	137,852	619,356	455,144	2,320,783

Cost of shares repurchased	(9,827)	(44,178)	(36,160)	(171,786)

Increase	128,025	$ 575,178	418,984	$ 2,148,997

See footnote on page 40.

Notes to Financial Statements

Global Growth Fund

Class A					Class B

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	192,519	$ 1,006,848	1,563,840	$ 9,780,553	73,559	$ 354,954	177,255	$ 1,095,734

Exchanged from associated funds	5,161,857	26,635,572	15,571,914	97,990,840	109,608	527,714	127,951	812,582

Total	5,354,376	27,642,420	17,135,754	107,771,393	183,167	882,668	305,206	1,908,316

Cost of shares repurchased	(1,080,008)	(5,572,785)	(4,030,747)	(25,224,488)	(349,645)	(1,685,857)	(949,112)	(5,682,666)

Exchanged into associated funds	(5,044,500)	(26,018,771)	(15,766,274)	(99,813,123)	(82,275)	(395,140)	(533,609)	(3,239,314)

Transferred to Class I	—	—	(177,324)	(1,161,473)	—	—	—	—

Total	(6,124,508)	(31,591,556)	(19,974,345)	(126,199,084)	(431,920)	(2,080,997)	(1,482,721)	(8,921,980)

Decrease	(770,132)	$ (3,949,136)	(2,838,591)	$ (18,427,691)	(248,753)	$ (1,198,329)	(1,177,515)	$ (7,013,664)

Class C					Class D

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	24,924	$ 119,567	48,592	$ 301,744	78,970	$ 381,503	198,516	$ 1,201,524

Exchanged from associated funds	1,300,936	6,320,130	2,205,974	11,455,040	13,785,042	66,104,056	4,348,135	20,780,100

Total	1,325,860	6,439,697	2,254,566	11,756,784	13,864,012	66,485,559	4,546,651	21,981,624

Cost of shares repurchased	(120,955)	(577,778)	(347,224)	(2,057,023)	(541,896)	(2,624,631)	(1,841,384)	(11,402,750)

Exchanged into associated funds	(1,355,905)	(6,584,261)	(2,189,455)	(11,451,747)	(13,838,371)	(66,521,787)	(4,813,770)	(23,437,128)

Total	(1,476,860)	(7,162,039)	(2,536,679)	(13,508,770)	(14,380,267)	(69,146,418)	(6,655,154)	(34,839,878)

Decrease	(151,000)	$ (722,342)	(282,113)	$ (1,751,986)	(516,255)	$ (2,660,859)	(2,108,503)	$ (12,858,254)

Class I

	Six Months Ended		11/30/01* to
	4/30/03		10/31/02

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	20,534	$ 106,067	57,738	$ 351,197

Transferred from Class A	—	—	177,324	1,161,473

Total	20,534	106,067	235,062	1,512,670

Cost of shares repurchased	(22,525)	(118,319)	(11,626)	(64,001)

Increase (decrease)	(1,991)	$ (12,252)	223,436	$ 1,448,669

See footnote on page 40.

Notes to Financial Statements

Global Smaller Companies Fund

Class A					Class B

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	587,488	$ 5,157,817	3,238,256	$ 35,120,356	61,275	$ 489,942	155,259	$ 1,576,172

Exchanged from associated funds	7,418,489	65,149,011	17,352,533	190,082,272	15,615	124,858	377,708	4,143,599

Total	8,005,977	70,306,828	20,590,789	225,202,628	76,890	614,800	532,967	5,719,771

Cost of shares repurchased	(1,266,418)	(11,085,046)	(4,720,761)	(51,569,926)	(686,221)	(5,491,536)	(1,813,814)	(18,213,563)

Exchanged into associated funds	(7,143,464)	(62,712,994)	(17,581,291)	(192,785,956)	(172,045)	(1,388,526)	(449,432)	(4,587,124)

Transferred to Class I	—	—	(153,744)	(1,718,860)	—	—	—	—

Total	(8,409,882)	(73,798,040)	(22,455,796)	(246,074,742)	(858,266)	(6,880,062)	(2,263,246)	(22,800,687)

Decrease	(403,905)	$ (3,491,212)	(1,865,007)	$ (20,872,114)	(781,376)	$ (6,265,262)	(1,730,279)	$ (17,080,916)

Class C					Class D

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	19,237	$ 157,602	71,998	$ 742,807	213,329	$ 1,715,726	334,919	$ 3,384,950

Exchanged from associated funds	965,955	7,668,103	583,786	5,657,630	8,990,133	71,931,364	2,579,088	21,221,180

Total	985,192	7,825,705	655,784	6,400,437	9,203,462	73,647,090	2,914,007	24,606,130

Cost of shares repurchased	(20,333)	(161,254)	(49,287)	(493,599)	(652,262)	(5,250,109)	(1,697,781)	(17,427,427)

Exchanged into associated funds	(956,031)	(7,589,984)	(558,640)	(5,376,047)	(9,025,194)	(72,314,653)	(2,726,042)	(22,403,665)

Total	(976,364)	(7,751,238)	(607,927)	(5,869,646)	(9,677,456)	(77,564,762)	(4,423,823)	(39,831,092)

Increase (decrease)	8,828	$ 74,467	47,857	$ 530,791	(473,994)	$ (3,917,672)	(1,509,816)	$ (15,224,962)

Class I

	Six Months Ended		11/30/01* to
	4/30/03		10/31/02

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	125,527	$ 1,114,012	218,897	$ 2,418,677

Exchanged from associated funds	—	—	762	8,946

Transferred from Class A	—	—	153,744	1,718,860

Total	125,527	1,114,012	373,403	4,146,483

Cost of shares repurchased	(7,986)	(68,741)	(22,366)	(217,930)

Increase	117,541	$ 1,045,271	351,037	$ 3,928,553

See footnote on page 40.

Notes to Financial Statements

Global Technology Fund

Class A					Class B

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,468,541	$ 13,083,661	4,187,776	$ 45,923,746	233,083	$ 1,878,804	546,484	$ 5,637,014

Exchanged from associated funds	2,620,009	23,117,963	14,798,835	175,795,740	190,934	1,549,615	371,169	3,987,206

Total	4,088,550	36,201,624	18,986,611	221,719,486	424,017	3,428,419	917,653	9,624,220

Cost of shares repurchased	(4,493,711)	(39,894,067)	(11,207,479)	(124,853,839)	(1,022,801)	(8,246,619)	(2,433,010)	(24,316,050)

Exchanged into associated funds	(2,902,831)	(25,595,797)	(16,320,299)	(192,167,023)	(320,283)	(2,573,294)	(1,467,328)	(15,023,512)

Total	(7,396,542)	(65,489,864)	(27,527,778)	(317,020,862)	(1,343,084)	(10,819,913)	(3,900,338)	(39,339,562)

Decrease	(3,307,992)	$ (29,288,240)	(8,541,167)	$ (95,301,376)	(919,067)	$ (7,391,494)	(2,982,685)	$ (29,715,342)

Class C					Class D

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	75,442	$ 617,073	251,038	$ 2,695,294	105,682	$ 857,307	266,798	$ 2,767,380

Exchanged from associated funds	640,928	5,221,970	1,054,180	9,468,700	18,686,319	148,564,304	3,316,025	25,681,503

Total	716,370	5,839,043	1,305,218	12,163,994	18,792,001	149,421,611	3,582,823	28,448,883

Cost of shares repurchased	(342,543)	(2,758,529)	(998,825)	(10,018,655)	(1,257,629)	(10,120,529)	(3,768,932)	(37,823,816)

Exchanged into associated funds	(675,586)	(5,512,935)	(1,311,320)	(12,290,969)	(18,792,175)	(150,237,723)	(4,268,100)	(35,428,889)

Total	(1,018,129)	(8,271,464)	(2,310,145)	(22,309,624)	(20,049,804)	(160,358,252)	(8,037,032)	(73,252,705)

Decrease	(301,759)	$ (2,432,421)	(1,004,927)	$ (10,145,630)	(1,257,803)	$ (10,936,641)	(4,454,209)	$ (44,803,822)

International Growth Fund

Class A						Class B

	Six Months Ended		Year Ended			Six Months Ended		Year Ended
	4/30/03		10/31/02			4/30/03		10/31/02

	Shares	Amount	Shares	Amount		Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,774,665	$ 14,129,146	3,189,913		$ 29,550,138	48,238	$ 353,787	77,482	$ 686,047

Exchanged from associated funds	6,846,613	54,644,251	14,659,113		137,275,453	78,723	583,191	163,025	1,436,971

Total	8,621,278	68,773,397	17,849,026		166,825,591	126,961	936,978	240,507	2,123,018

Cost of shares repurchased	(1,746,198)	(13,904,198)	(2,872,412)		(26,545,232)	(60,075)	(439,917)	(133,581)	(1,160,448)

Exchanged into associated funds	(6,750,591)	(54,057,591)	(14,590,348)		(137,251,485)	(82,160)	(608,551)	(181,919)	(1,614,656)

Transferred to Class I	—	—	(79,253)		(756,865)	—	—	—	—

Total	(8,496,789)	(67,961,789)	(17,542,013)		(164,553,582)	(142,235)	(1,048,468)	(315,500)	(2,775,104)

Increase (decrease)	124,489	$ 811,608	307,013	$	$ 2,272,009	(15,274)	$ (111,490)	(74,993)	$ (652,086)

Class C					Class D

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	4/30/03		10/31/02		4/30/03		10/31/02

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	16,477	$ 123,763	54,777	$ 476,932	113,609	$ 841,955	185,915	$ 1,642,876

Exchanged from associated funds	1,429,286	10,765,212	1,642,752	13,223,528	39,672	297,690	199,075	1,793,156

Total	1,445,763	10,888,975	1,697,529	13,700,460	153,281	1,139,645	384,990	3,436,032

Cost of shares repurchased	(45,699)	(339,078)	(102,209)	(836,967)	(109,594)	(810,164)	(268,484)	(2,397,773)

Exchanged into associated funds	(1,380,780)	(10,398,424)	(1,628,712)	(13,262,980)	(28,521)	(215,065)	(190,883)	(1,689,291)

Total	(1,426,479)	(10,737,502)	(1,730,921)	(14,099,947)	(138,115)	(1,025,229)	(459,367)	(4,087,064)

Increase (decrease)	19,284	$ 151,473	(33,392)	$ (399,487)	15,166	$ 114,416	(74,377)	$ (651,032)

Class I

	Six Months Ended		11/30/001* to
	4/30/03		10/31/02

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	125,371	$ 1,023,190	261,438	$ 2,492,901

Transferred From Class A	—	—	79,253	756,865

Total	125,371	1,023,190	340,691	3,249,766

Cost of shares repurchased	(2,911)	(24,150)	(22,411)	(200,051)

Increase	122,460	$ 999,040	318,280	$ 3,049,715

* Commencement of offering of shares.

Financial Highlights

The tables below are intended to help you understand the financial performance of certain of the Fund’s Classes for the past five and one-half years or from its inception if less than five and one-half years. Class R shares is a new Class of shares, effective April 30, 2003, so financial highlights are not available. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Emerging Markets Fund
CLASS A

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net asset Value, Beginning of Period	$4.34	$4.11	$5.57	$6.69	$5.18	$7.34

Income from Investment Operations:

Net investment loss	(0.01)	(0.06)	(0.06)	(0.09)	(0.07)	(0.01)

Net realized and unrealized gain (loss) on investments	0.12	0.26	(1.17)	(0.77)	1.87	(2.00)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.13	0.03	(0.23)	(0.26)	(0.29)	(0.15)

Total from Investment Operations	0.24	0.23	(1.46)	(1.12)	1.51	(2.16)

Net Asset Value, End of Period	$4.58	$4.34	$4.11	$5.57	$6.69	$5.18

Total Return:	5.53%	5.60%	(26.21)%	(16.74)%	29.15%	(29.43)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$22,196	$24,173	$21,014	$27,273	$30,822	$24,294

Ratio of expenses to average net assets	3.58%†	3.12%	3.14%	2.48%	2.58%	2.22%

Ratio of net investment loss to average net assets	(0.67)%†	(1.23)%	(1.37)%	(1.15)%	(1.11)%	(0.12)%

Portfolio turnover rate	62.58%	149.82%	133.56%	188.19%	136.94%	94.09%

CLASS B

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net asset Value, Beginning of Period	$4.13	$3.95	$5.40	$6.52	$5.09	$7.27

Income from Investment Operations:

Net investment loss	(0.03)	(0.09)	(0.10)	(0.14)	(0.11)	(0.06)

Net realized and unrealized gain (loss) on investments	0.12	0.24	(1.12)	(0.72)	1.83	(1.97)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.13	0.03	(0.23)	(0.26)	(0.29)	(0.15)

Total from Investment Operations	0.22	0.18	(1.45)	(1.12)	1.43	(2.18)

Net Asset Value, End of Period	$4.35	$4.13	$3.95	$5.40	$6.52	$5.09

Total Return:	5.33%	4.56%	(26.85)%	(17.18)%	28.10%	(29.99)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,505	$6,776	$6,938	$11,156	$16,129	$16,031

Ratio of expenses to average net assets	4.33%†	3.87%	3.89%	3.23%	3.33%	2.99%

Ratio of net investment loss to average net assets	(1.42)%†	(1.98)%	(2.12)%	(1.90)%	(1.86)%	(0.89)%

Portfolio turnover rate	62.58%	149.82%	133.56%	188.19%	136.94%	94.09%

See footnotes on page 50.

Financial Highlights

Emerging Markets Fund (continued)
CLASS C

	Six Months		Year Ended October 31,						5/27/99*
	Ended								to
	4/30/03		2002		2001		2000		10/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$4.13		$3.95		$5.40		$6.52		$6.14

Income from Investment Operations:

Net investment loss	(0.03)		(0.09)		(0.10)		(0.14)		(0.07)

Net realized and unrealized gain (loss) on investments	0.12		0.24		(1.12)		(0.72)		0.48

Net realized and unrealized gain (loss) from foreign
currency transactions	0.13		0.03		(0.23)		(0.26)		(0.03)

Total from Investment Operations	0.22		0.18	(1.45)			(1.12)		0.38

Net Asset Value, End of Period	$4.35		$4.13		$3.95		$5.40		$6.52

Total Return:	5.33%		4.56%	(26.85)%			(17.18)%		6.19%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$843		$1,021		$889		$898		$307

Ratio of expenses to average net assets	4.33%†		3.87%		3.89%		3.23%		3.37	%†

Ratio of net investment loss to average net assets	(1.42)%†		(1.98)%	(2.12)%			(1.90)%		(2.05	)%†

Portfolio turnover rate	62.58%		149.82%	133.56%			188.19%		136.94	%††

CLASS D							CLASS I

	Six Months	Year Ended October 31,					Six Months		11/30/01*
	Ended						Ended		to
	4/30/03	2002	2001	2000	1999	1998	4/30/03		10/31/02

Per Share Data:

Net Asset Value, Beginning of Period	$4.13	$3.95	$5.40	$6.52	$5.09	$7.27	$4.37		$4.51

Income from Investment Operations:

Net investment income (loss)	(0.03)	(0.09)	(0.10)	(0.14)	(0.11)	(0.06)	0.02		—	**

Net realized and unrealized gain (loss) on investments	0.12	0.24	(1.12)	(0.72)	1.83	(1.97)	0.13		(0.17)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.13	0.03	(0.23)	(0.26)	(0.29)	(0.15)	0.13		0.03

Total from Investment Operations	0.22	0.18	(1.45)	(1.12)	1.43	(2.18)	0.28		(0.14)

Net Asset Value, End of Period	$4.35	$4.13	$3.95	$5.40	$6.52	$5.09	$4.65		$4.37

Total Return:	5.33%	4.56%	(26.85)%	(17.18)%	28.10%	(29.99)%	6.41%		(3.10)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,780	$5,807	$5,282	$7,645	$12,854	$13,667	$2,541		$1,831

Ratio of expenses to average net assets	4.33%†	3.87%	3.89%	3.23%	3.33%	2.99%	2.18	%†	1.85	%†ø

Ratio of net investment income (loss) to average
net assets	(1.42)%†	(1.98)%	(2.12)%	(1.90)%	(1.86)%	(0.89)%	0.73	%†	0.14	%†ø

Portfolio turnover rate	62.58%	149.82%	133.56%	188.19%	136.94%	94.09%	62.58%		149.82	%‡

See footnotes on page 50.

Financial Highlights

Global Growth Fund
CLASS A

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$5.18	$6.95	$13.48	$12.86	$9.62	$9.20

Income from Investment Operations:

Net investment loss	— **	(0.05)	(0.06)	(0.10)	(0.07)	(0.05)

Net realized and unrealized gain (loss) on investments	0.02	(1.83)	(4.04)	2.56	3.51	0.81

Net realized and unrealized gain (loss) from foreign
currency transactions	0.15	0.11	0.07	(0.67)	(0.20)	0.08

Total from Investment Operations	0.17	(1.77)	(4.03)	1.79	3.24	0.84

Less Distributions:

Distributions from net realized capital gain	—	—	(2.50)	(1.17)	—	(0.42)

Total Distributions	—	—	(2.50)	(1.17)	—	(0.42)

Net Asset Value, End of Period	$5.35	$5.18	$6.95	$13.48	$12.86	$9.62

Total Return:	3.28%	(25.47)%	(35.94)%	14.33%	33.68%	9.52%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$30,290	$33,316	$64,366	$142,492	$120,946	$97,947

Ratio of expenses to average net assets	2.29%†	1.98%	1.79%	1.66%	1.69%	1.68%

Ratio of net investment loss to average net assets	(0.10)%†	(0.67)%	(0.64)%	(0.73)%	(0.54)%	(0.48)%

Portfolio turnover rate	62.75%	120.78%	188.94%	110.04%	65.16%	45.43%

CLASS B

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$4.86	$6.56	$12.94	$12.47	$9.40	$9.06

Income from Investment Operations:

Net investment loss	(0.02)	(0.09)	(0.11)	(0.20)	(0.14)	(0.12)

Net realized and unrealized gain (loss) on investments	0.01	(1.72)	(3.84)	2.51	3.41	0.80

Net realized and unrealized gain (loss) from foreign
currency transactions	0.15	0.11	0.07	(0.67)	(0.20)	0.08

Total from Investment Operations	0.14	(1.70)	(3.88)	1.64	3.07	0.76

Less Distributions:

Distributions from net realized capital gain	—	—	(2.50)	(1.17)	—	(0.42)

Total Distributions	—	—	(2.50)	(1.17)	—	(0.42)

Net Asset Value, End of Period	$5.00	$4.86	$6.56	$12.94	$12.47	$9.40

Total Return:	2.88%	(25.91)%	(36.40)%	13.51%	32.66%	8.76%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,783	$12,661	$24,819	$48,709	$35,344	$21,930

Ratio of expenses to average net assets	3.06%†	2.73%	2.54%	2.41%	2.44%	2.44%

Ratio of net investment loss to average net assets	(0.87)%†	(1.42)%	(1.39)%	(1.48)%	(1.29)%	(1.24)%

Portfolio turnover rate	62.75%	120.78%	188.94%	110.04%	65.16%	45.43%

See footnotes on page 50.

Financial Highlights

Global Growth Fund (continued)
CLASS C

	Six Months	Year Ended October 31,			5/27/99*
	Ended				to
	4/30/03	2002	2001	2000	10/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$4.87	$6.57	$12.95	$12.47	$10.99

Income from Investment Operations:

Net investment loss	(0.02)	(0.09)	(0.11)	(0.20)	(0.07)

Net realized and unrealized gain (loss) on investments	0.01	(1.72)	(3.84)	2.52	1.43

Net realized and unrealized gain (loss) from foreign
currency transactions	0.15	0.11	0.07	(0.67)	0.12

Total from Investment Operations	0.14	(1.70)	(3.88)	1.65	1.48

Less Distributions:

Distributions from net realized capital gain	—	—	(2.50)	(1.17)	—

Total Distributions	—	—	(2.50)	(1.17)	—

Net Asset Value, End of Period	$5.01	$4.87	$6.57	$12.95	$12.47

Total Return:	2.87%	(25.88)%	(36.37)%	13.60%	13.47%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,260	$3,903	$7,120	$11,315	$1,046

Ratio of expenses to average net assets	3.06%†	2.73%	2.54%	2.41%	2.43	%†

Ratio of net investment loss to average net assets	(0.87)%†	(1.42)%	(1.39)%	(1.48)%	(1.18	)%†

Portfolio turnover rate	62.75%	120.78%	188.94%	110.04%	65.16	%††

CLASS D							CLASS I

	Six Months	Year Ended October 31,					Six Months		11/30/01*
	Ended						Ended		to
	4/30/03	2002	2001	2000	1999	1998	4/30/03		10/31/02

Per Share Data:

Net Asset Value, Beginning of Period	$4.87	$6.57	$12.95	$12.47	$9.40	$9.06	$5.21		$7.47

Income from Investment Operations:

Net investment income (loss)	(0.02)	(0.09)	(0.11)	(0.20)	(0.14)	(0.12)	0.01		(0.01)

Net realized and unrealized gain (loss) on investments	0.01	(1.72)	(3.84)	2.52	3.41	0.80	0.03		(2.36)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.15	0.11	0.07	(0.67)	(0.20)	0.08	0.15		0.11

Total from Investment Operations	0.14	(1.70)	(3.88)	1.65	3.07	0.76	0.19		(2.26)

Less Distributions:

Distributions from net realized capital gain	—	—	(2.50)	(1.17)	—	(0.42)	—		—

Total Distributions	—	—	(2.50)	(1.17)	—	(0.42)	—		—

Net Asset Value, End of Period	$5.01	$4.87	$6.57	$12.95	$12.47	$9.40	$5.40		$5.21

Total Return:	2.87%	(25.88)%	(36.36)%	13.60%	32.66%	8.76%	3.65%		(30.25)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$15,317	$17,397	$37,327	$93,184	$77,616	$64,443	$1,196		$1,165

Ratio of expenses to average net assets	3.06%†	2.73%	2.54%	2.41%	2.44%	2.44%	1.70	%†	1.31	%†ø

Ratio of net investment income (loss) to average
net assets	(0.87)%†	(1.42)%	(1.39)%	(1.48)%	(1.29)%	(1.24)%	0.49	%†	(0.03†	)%ø

Portfolio turnover rate	62.75%	120.78%	188.94%	110.04%	65.16%	45.43%	62.75%		120.78	%‡

See footnotes on page 50.

Financial Highlights

Global Smaller Companies Fund
CLASS A

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$8.97	$11.13	$17.38	$15.74	$14.11	$15.62

Income from Investment Operations:

Net investment loss	(0.05)	(0.12)	(0.12)	(0.15)	(0.10)	(0.07)

Net realized and unrealized gain (loss) on investments	(0.26)	(2.30)	(4.57)	2.58	1.94	(0.85)

Net realized and unrealized gain (loss) from foreign currency transactions	0.28	0.26	(0.11)	(0.79)	(0.21)	0.04

Total from Investment Operations	(0.03)	(2.16)	(4.80)	1.64	1.63	(0.88)

Less Distributions:

Distributions from net realized capital gain	—	—	(1.45)	—	—	(0.63)

Total Distributions	—	—	(1.45)	—	—	(0.63)

Net Asset Value, End of Period	$8.94	$8.97	$11.13	$17.38	$15.74	$14.11

Total Return:	(0.33)%	(19.41)%	(29.81)%	10.42%	11.55%	(5.82)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$68,657	$72,522	$110,745	$215,455	$213,729	$374,890

Ratio of expenses to average net assets	2.19%†	1.87%	1.81%	1.65%	1.72%	1.65%

Ratio of net investment loss to average net assets	(1.24)%†	(1.10)%	(0.95)%	(0.80)%	(0.69)%	(0.45)%

Portfolio turnover rate	96.72%	99.70%	87.51%	85.08%	61.31%	50.81%

CLASS B

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$8.25	$10.31	$16.33	$14.90	$13.46	$15.04

Income from Investment Operations:

Net investment loss	(0.08)	(0.19)	(0.21)	(0.28)	(0.20)	(0.18)

Net realized and unrealized gain (loss) on investments	(0.26)	(2.13)	(4.25)	2.50	1.85	(0.81)

Net realized and unrealized gain (loss) from foreign currency transactions	0.28	0.26	(0.11)	(0.79)	(0.21)	0.04

Total from Investment Operations	(0.06)	(2.06)	(4.57)	1.43	1.44	(0.95)

Less Distributions:

Distributions from net realized capital gain	—	—	(1.45)	—	—	(0.63)

Total Distributions	—	—	(1.45)	—	—	(0.63)

Net Asset Value, End of Period	$8.19	$8.25	$10.31	$16.33	$14.90	$13.46

Total Return:	(0.73)%	(19.98)%	(30.38)%	9.60%	10.70%	(6.54)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$38,728	$45,451	$74,677	$140,106	$155,345	$222,496

Ratio of expenses to average net assets	2.94%†	2.62%	2.56%	2.40%	2.47%	2.41%

Ratio of net investment loss to average net assets	(1.99)%†	(1.85)%	(1.70)%	(1.55)%	(1.44)%	(1.21)%

Portfolio turnover rate	96.72%	99.70%	87.51%	85.08%	61.31%	50.81%

See footnotes on page 50.

Financial Highlights

Global Smaller Companies Fund (continued)
CLASS C

	Six Months		Year Ended October 31,					5/27/99*
	Ended							to
	4/30/03		2002	2001			2000	10/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$8.25		$10.32		$16.35		$14.91	$13.86

Income from Investment Operations:

Net investment loss	(0.08)		(0.19)		(0.21)		(0.28)	(0.06)

Net realized and unrealized gain (loss) on investments	(0.25)		(2.14)		(4.26)		2.51	0.98

Net realized and unrealized gain (loss) from foreign
currency transactions	0.28		0.26		(0.11)		(0.79)	0.13

Total from Investment Operations	(0.05)		(2.07)		(4.58)		1.44	1.05

Less Distributions:

Distributions from net realized capital gain	—		—		(1.45)		—	—

Total Distributions	—		—		(1.45)		—	—

Net Asset Value, End of Period	$8.20		$8.25		$10.32		$16.35	$14.91

Total Return:	(0.61)%		(20.06)%		(30.40)%		9.66%	7.58%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,755		$1,694		$1,625		$2,355	$363

Ratio of expenses to average net assets	2.94%†		2.62%		2.56%		2.40%	2.47	%†

Ratio of net investment loss to average net assets	(1.99)%†		(1.85)%		(1.70)%		(1.55)%	(1.20	)%†

Portfolio turnover rate	96.72%		99.70%		87.51%		85.08%	61.31	%††

CLASS D							CLASS I

	Six Months	Year Ended October 31,					Six Months	11/30/01*
	Ended						Ended	to
	4/30/03	2002	2001	2000	1999	1998	4/30/03	10/31/02

Per Share Data:

Net Asset Value, Beginning of Period	$8.25	$10.32	$16.35	$14.91	$13.47	$15.05	$9.00	$11.66

Income from Investment Operations:

Net investment loss	(0.08)	(0.19)	(0.21)	(0.28)	(0.20)	(0.18)	(0.02)	(0.04)

Net realized and unrealized gain (loss) on investments	(0.25)	(2.14)	(4.26)	2.51	1.85	(0.81)	(0.25)	(2.98)

Net realized and unrealized gain (loss) from foreign currency transactions	0.28	0.26	(0.11)	(0.79)	(0.21)	0.04	0.28	0.36

Total from Investment Operations	(0.05)	(2.07)	(4.58)	1.44	1.44	(0.95)	0.01	(2.66)

Less Distributions:

Distributions from net realized capital gain	—	—	(1.45)	—	—	(0.63)	—	—

Total Distributions	—	—	(1.45)	—	—	(0.63)	—	—

Net Asset Value, End of Period	$8.20	$8.25	$10.32	$16.35	$14.91	$13.47	$9.01	9.00

Total Return:	(0.61)%	(20.06)%	(30.40)%	9.66%	10.69%	(6.53)%	0.11%	(22.81)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$38,241	$42,425	$68,641	$136,806	$162,220	$272,992	$4,220	$3,161

Ratio of expenses to average net assets	2.94%†	2.62%	2.56%	2.40%	2.47%	2.41%	1.51%†	1.24	%†ø

Ratio of net investment loss to average net assets	(1.99)%†	(1.85)%	(1.70)%	(1.55)%	(1.44)%	(1.21)%	(0.56)%†	(0.43	)%†ø

Portfolio turnover rate	96.72%	99.70%	87.51%	85.08%	61.31%	50.81%	96.72%	99.70	%‡

See footnotes on page 50.

Financial Highlights

Global Technology Fund
CLASS A

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$8.38	$11.29	$25.60	$23.36	$12.48	$15.14

Income from Investment Operations:

Net investment loss	(0.06)	(0.17)	(0.20)	(0.37)	(0.19)	(0.14)

Net realized and unrealized gain (loss) on investments	0.58	(2.89)	(9.37)	5.79	11.26	0.01

Net realized and unrealized gain (loss) from foreign
currency transactions	0.13	0.15	0.05	(0.73)	(0.03)	0.06

Total from Investment Operations	0.65	(2.91)	(9.52)	4.69	11.04	(0.07)

Less Distributions:

Distributions from net realized capital gain	—	—	(4.79)	(2.45)	(0.16)	(2.59)

Total Distributions	—	—	(4.79)	(2.45)	(0.16)	(2.59)

Net Asset Value, End of Period	$9.03	$8.38	$11.29	$25.60	$23.36	$12.48

Total Return:	7.76%	(25.78)%	(44.62)%	20.20%	89.40%	(0.79)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$268,337	$276,832	$469,075	$1,033,318	$795,234	$475,951

Ratio of expenses to average net assets	1.89%†	1.81%	1.67%	1.56%	1.59%	1.67%

Ratio of net investment loss to average net assets	(1.45)%†	(1.56)%	(1.29)%	(1.18)%	(1.10)%	(1.04)%

Portfolio turnover rate	82.84%	151.83%	130.19%	144.27%	91.12%	87.55%

CLASS B

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$7.64	$10.37	$24.08	$22.26	$11.98	$14.73

Income from Investment Operations:

Net investment loss	(0.09)	(0.24)	(0.29)	(0.57)	(0.31)	(0.23)

Net realized and unrealized gain (loss) on investments	0.51	(2.64)	(8.68)	5.57	10.78	0.01

Net realized and unrealized gain (loss) from
foreign currency transactions	0.13	0.15	0.05	(0.73)	(0.03)	0.06

Total from Investment Operations	0.55	(2.73)	(8.92)	4.27	10.44	(0.16)

Less Distributions:

Distributions from net realized capital gain	—	—	(4.79)	(2.45)	(0.16)	(2.59)

Total Distributions		—	(4.79)	(2.45)	(0.16)	(2.59)

Net Asset Value, End of Period	$8.19	$7.64	$10.37	$24.08	$22.26	$11.98

Total Return:	7.20%	(26.33)%	(45.03)%	19.23%	88.10%	(1.55)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$66,881	$69,338	$125,085	$261,717	$118,262	$58,575

Ratio of expenses to average net assets	2.65%†	2.56%	2.42%	2.31%	2.34%	2.43%

Ratio of net investment loss to average net assets	(2.21)%†	(2.31)%	(2.04)%	(1.93)%	(1.85)%	(1.80)%

Portfolio turnover rate	82.84%	151.83%	130.19%	144.27%	91.12%	87.55%

See footnotes on page 50.

Financial Highlights

Global Technology Fund (continued)
CLASS C

	Six Months	Year Ended October 31,					5/27/99*
	Ended						to
	4/30/03	2002		2001		2000	10/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$7.64	$10.37		$24.06		$22.23	$16.22

Income from Investment Operations:

Net investment loss	(0.09)	(0.24)		(0.29)		(0.57)	(0.13)

Net realized and unrealized gain (loss) on investments	0.52	(2.64)		(8.66)		5.58	5.92

Net realized and unrealized gain (loss) from
foreign currency transactions	0.13	0.15		0.05		(0.73)	0.22

Total from Investment Operations	0.56	(2.73)		(8.90)		4.28	6.01

Less Distributions:

Distributions from net realized capital gain	—	—		(4.79)		(2.45)	—

Total Distributions		—		(4.79)		(2.45)	—

Net Asset Value, End of Period	$8.20	$7.64		$10.37		$24.06	$22.23

Total Return:	7.33%	(26.33)%		(44.97)%		19.30%	37.05%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$25,406	$25,978		$45,697		$99,452	$6,377

Ratio of expenses to average net assets	2.65%†	2.56%		2.42%		2.31%	2.23%†

Ratio of net investment loss to average net assets	(2.21)%†	(2.31)%		(2.04)%		(1.93)%	(1.72)%†

Portfolio turnover rate	82.84%	151.83%		130.19%		144.27%	91.12%††

CLASS D

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001		2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$7.62	$10.35	$24.05		$22.23	$11.96	$14.73

Income from Investment Operations:

Net investment loss	(0.09)	(0.24)	(0.29)		(0.57)	(0.31)	(0.23)

Net realized and unrealized gain (loss) on investments	0.52	(2.64)	(8.67)		5.57	10.77	(0.01)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.13	0.15	0.05		(0.73)	(0.03)	0.06

Total from Investment Operations	0.56	(2.73)	(8.91)		4.27	10.43	(0.18)

Less Distributions:

Distributions from net realized capital gain	—	—	(4.79)		(2.45)	(0.16)	(2.59)

Total Distributions		—	(4.79)		(2.45)	(0.16)	(2.59)

Net Asset Value, End of Period	$8.18	$7.62	$10.35		$24.05	$22.23	$11.96

Total Return:	7.35%	(26.38)%	(45.05)%		19.25%	88.17%	(1.70)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$90,185	$93,637	$173,286		$384,810	$300,969	$184,032

Ratio of expenses to average net assets	2.65%†	2.56%	2.42%		2.31%	2.34%	2.43%

Ratio of net investment loss to average net assets	(2.21)%†	(2.31)%	(2.04)%		(1.93)%	(1.85)%	(1.80)%

Portfolio turnover rate	82.84%	151.83%	130.19%	144.27%		91.12%	87.55%

See footnotes on page 50.

Financial Highlights

International Growth Fund
CLASS A

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$8.25	$9.91	$14.59	$21.47	$17.75	$17.92

Income from Investment Operations:

Net investment income (loss)	(0.01)	(0.08)	0.01	(0.19)	(0.01)	0.03

Net realized and unrealized gain (loss) on investments	(0.49)	(2.09)	(4.82)	(2.90)	4.49	0.62

Net realized and unrealized gain (loss) from foreign
currency transactions	0.45	0.51	0.13	(2.06)	(0.76)	0.40

Total from Investment Operations	(0.05)	(1.66)	(4.68)	(5.15)	3.72	1.05

Less Distributions:

Distributions from net realized capital gain	—	—	—	(1.73)	—	(1.22)

Total Distributions		—	—	(1.73)	—	(1.22)

Net Asset Value, End of Period	$8.20	$8.25	$9.91	$14.59	$21.47	$17.75

Total Return:	(0.61)%	(16.75)%	(32.08)%	(26.45)%	20.96%	6.51%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$21,394	$20,497	$21,588	$40,971	$44,763	$44,122

Ratio of expenses to average net assets	3.15%†	2.64%	2.37%	1.96%	1.88%	1.69%

Ratio of net investment income (loss) to average net assets	(0.32)%†	(0.82)%	0.08%	(1.06)%	(0.06)%	0.16%

Portfolio turnover rate	85.87%	216.01%	276.76%	257.74%	83.10%	81.37%

CLASS B

	Six Months	Year Ended October 31,
	Ended
	4/30/03	2002	2001	2000	1999	1998

Per Share Data:

Net Asset Value, Beginning of Period	$7.63	$9.24	$13.66	$20.33	$16.93	$17.30

Income from Investment Operations:

Net investment loss	(0.04)	(0.14)	(0.08)	(0.31)	(0.15)	(0.12)

Net realized and unrealized gain (loss) on investments	(0.50)	(1.98)	(4.47)	(2.57)	4.31	0.57

Net realized and unrealized gain (loss) from foreign
currency transactions	0.45	0.51	0.13	(2.06)	(0.76)	0.40

Total from Investment Operations	(0.09)	(1.61)	(4.42)	(4.94)	3.40	0.85

Less Distributions:

Distributions from net realized capital gain	—	—	—	(1.73)	—	(1.22)

Total Distributions		—	—	(1.73)	—	(1.22)

Net Asset Value, End of Period	$7.54	$7.63	$9.24	$13.66	$20.33	$16.93

Total Return:	(1.18)%	(17.42)%	(32.36)%	(26.94)%	20.08%	5.51%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,169	$4,332	$5,943	$11,045	$11,434	$9,835

Ratio of expenses to average net assets	3.91%†	3.40%	3.13%	2.72%	2.64%	2.55%

Ratio of net investment loss to average net assets	(1.08)%†	(1.58)%	(0.68)%	(1.82)%	(0.82)%	(0.70)%

Portfolio turnover rate	85.87%	216.01%	276.76%	257.74%	83.10%	81.37%

See footnotes on page 50.

Financial Highlights

International Growth Fund (continued)
CLASS C

	Six Months		Year Ended October 31,							5/27/99*
	Ended									to
	4/30/03		2002		2001		2000			10/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$7.64		$9.24		$13.65		$20.31			$18.39

Income from Investment Operations:

Net investment loss	(0.04)		(0.14)		(0.08)		(0.31)			(0.10)

Net realized and unrealized gain (loss) on investments	(0.49)		(1.97)		(4.46)		(2.56)			1.66

Net realized and unrealized gain (loss) from foreign
currency transactions	0.45		0.51		0.13		(2.06)			0.36

Total from Investment Operations	(0.08)		(1.60)		(4.41)		(4.93)			1.92

Less Distributions:

Distributions from net realized capital gain	—		—		—		(1.73)			—

Total Distributions			—		—		(1.73)			—

Net Asset Value, End of Period	$7.56		$7.64		$9.24		$13.65			$20.31

Total Return:	(1.05)%		(17.32)%		(32.32)%		(26.92)%			10.44%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,714		$1,584		$2,225		$4,745			$1,361

Ratio of expenses to average net assets	3.91%†		3.40%		3.13%		2.72%			2.72	%†

Ratio of net investment loss to average net assets	(1.08)%†		(1.58)%		(0.68)%		(1.82)%			(1.07	)%†

Portfolio turnover rate	85.87%		216.01%		276.76%		257.74%			83.10	%††

CLASS D							CLASS I

	Six Months	Year Ended October 31,					Six Months			11/30/01*
	Ended						Ended			to
	4/30/03	2002	2001	2000	1999	1998	4/30/03			10/31/02

Per Share Data:

Net Asset Value, Beginning of Period	$7.64	$9.24	$13.65	$20.31	$16.93	$17.30		$8.32		$10.13

Income from Investment Operations:

Net investment income (loss)	(0.04)	(0.14)	(0.08)	(0.31)	(0.15)	(0.12)		0.05		0.03

Net realized and unrealized gain (loss) on investments	(0.49)	(1.97)	(4.46)	(2.56)	4.29	0.57		(0.50)		(2.35)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.45	0.51	0.13	(2.06)	(0.76)	0.40		0.45		0.51

Total from Investment Operations	(0.08)	(1.60)	(4.41)	(4.93)	3.38	0.85		—		(1.81)

Less Distributions:

Distributions from net realized capital gain	—	—	—	(1.73)	—	(1.22)		—		—

Total Distributions		—	—	(1.73)	—	(1.22)		—		—

Net Asset Value, End of Period	$7.56	$7.64	$9.24	$13.65	$20.31	$16.93		$8.32		$8.32

Total Return:	(1.05)%	(17.32)%	(32.32)%	(26.92)%	19.97%	5.51%		—		(17.87)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,080	$7,036	$9,203	$19,671	$35,728	$37,485		$3,668		$2,646

Ratio of expenses to average net assets	3.91%†	3.40%	3.13%	2.72%	2.64%	2.55%		1.66	%†	1.38	%†ø

Ratio of net investment income (loss) to average
net assets	(1.08)%†	(1.58)%	(0.68)%	(1.82)%	(0.82)%	(0.70)%		1.17	%†	0.41	%†ø

Portfolio turnover rate	85.87%	216.01%	276.76%	257.74%	83.10%	81.37%	85.87%			216.01	%‡

*	Commencement of offering of shares.
**	Less than $0.01.
†	Annualized.
††	For the year ended October 31, 1999.
‡	For the year ended October 31, 2002.
ø	The Manager, at its discretion, reimbursed certain expenses of Class I shares. Without such reimbursement for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund, the ratios of expenses and net investment income (loss) would have been 1.94% and 0.05%, 1.44% and (0.16)%, 1.29% and (0.48)%, 1.45% and 0.35%, respectively.

See Notes to Financial Statements.

Report of Independent Auditors

The Board of Directors and Shareholders, Seligman Global Fund Series, Inc.:

We have audited the accompanying statements of assets and liabilities of Seligman Global Fund Series, Inc. (comprising, respectively, Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, and Seligman International Growth Fund), including the portfolios of investments, as of April 30, 2003, and the related statements of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the Series’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Seligman Global Fund Series, Inc. as of April 30, 2003, the results of their operations for the six months then ended, the changes in their net assets for the six months then ended and for the year ended October 31, 2002, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
June 13, 2003

Shareholder Meeting

Shareholders of the Series considered and approved the following proposals at a special meeting of shareholders held at the offices of the Series on April 22, 2003, and adjourned to May 8, 2003 with respect to certain matters. Shareholders of the five Funds in the Series voted together for proposals 1 and 2 and separately for proposals 3(a)-3(m). Tabulations of the votes received on each of the proposals appear below.

Proposal 1
To elect a Board of Directors.
	In Favor of Election	Withhold Authority to Vote

Robert B. Catell	48,800,709	2,127,949

John R. Galvin	48,806,038	2,122,620

Paul C. Guidone	48,810,651	2,118,007

Alice S. Ilchman	48,840,298	2,088,360

Frank A. McPherson	48,836,286	2,092,372

John E. Merow	48,818,395	2,110,263

Betsy S. Michel	48,857,880	2,070,778

William C. Morris	48,857,018	2,071,640

Leroy C. Richie	48,859,421	2,069,237

Robert L. Shafer	48,822,149	2,106,509

James N. Whitson	48,852,441	2,076,217

Brian T. Zino	48,868,531	2,060,127

Proposal 2

To ratify the selection of Deloitte & Touche LLP as auditors of the Series for 2003.

For Ratification	Against Ratification	Abstain

48,470,707	935,292	1,522,659

Proposal 3(a)
To amend each Fund’s fundamental restriction regarding the purchase of securities on margin.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,291,846	126,750	97,470	853,428

Global Growth Fund	4,845,856	384,326	256,629	1,271,937

Global Smaller Companies Fund	6,517,484	432,715	286,851	2,385,347

Global Technology Fund	19,823,994	1,640,030	1,173,251	4,861,898

International Growth Fund	1,907,261	53,639	37,660	680,286

Proposal 3(b)
To amend each Fund’s fundamental restriction regarding borrowing.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,279,427	132,252	104,387	853,428

Global Growth Fund	4,854,726	363,061	269,024	1,271,937

Global Smaller Companies Fund	6,497,344	456,188	283,518	2,385,347

Global Technology Fund	19,852,875	1,634,480	1,149,920	4,861,898

International Growth Fund	1,901,697	54,743	42,120	680,286

Proposal 3(c)
To amend each Fund’s fundamental restriction regarding lending.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,290,043	140,818	85,205	853,428

Global Growth Fund	4,844,578	377,481	264,752	1,271,937

Global Smaller Companies Fund	6,519,397	434,472	283,181	2,385,347

Global Technology Fund	19,949,702	1,528,010	1,159,563	4,861,898

International Growth Fund	1,898,463	62,469	37,628	680,286

Shareholder Meeting

Proposal 3(d)
To amend each Fund’s fundamental restriction regarding underwriting.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,301,844	124,550	89,672	853,428

Global Growth Fund	4,864,601	365,537	256,673	1,271,937

Global Smaller Companies Fund	6,533,648	408,804	294,598	2,385,347

Global Technology Fund	20,051,285	1,403,508	1,182,482	4,861,898

International Growth Fund	1,902,056	58,519	37,985	680,286

Proposal 3(e)
To amend each Fund’s fundamental restriction regarding purchases or sales of real estate.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,331,910	95,672	88,484	853,428

Global Growth Fund	4,880,106	352,104	254,601	1,271,937

Global Smaller Companies Fund	6,540,637	396,030	300,383	2,385,347

Global Technology Fund	20,112,244	1,332,178	1,192,853	4,861,898

International Growth Fund	1,912,644	46,283	39,633	680,286

Proposal 3(f)
To amend each Fund’s fundamental restriction regarding diversification.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,321,322	103,078	91,666	853,428

Global Growth Fund	4,888,645	334,161	264,005	1,271,937

Global Smaller Companies Fund	6,574,319	376,383	286,348	2,385,347

Global Technology Fund	20,120,862	1,345,562	1,170,851	4,861,898

International Growth Fund	1,911,276	48,876	38,408	680,286

Proposal 3(g)
To amend each Fund’s fundamental restriction regarding industry concentration.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,331,753	94,025	90,288	853,428

Global Growth Fund	4,886,187	339,695	260,929	1,271,937

Global Smaller Companies Fund	6,572,963	374,235	289,852	2,385,347

Global Technology Fund	20,107,581	1,331,668	1,198,026	4,861,898

International Growth Fund	1,917,368	43,568	37,624	680,286

Proposal 3(h)
To eliminate each Fund’s fundamental restriction regarding short sales.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,307,446	121,004	87,616	853,428

Global Growth Fund	4,831,351	388,508	266,952	1,271,937

Global Smaller Companies Fund	6,484,033	461,028	291,989	2,385,347

Global Technology Fund	19,743,825	1,675,591	1,217,859	4,861,898

International Growth Fund	1,908,555	52,660	37,345	680,286

Proposal 3(i)
To eliminate each Fund’s fundamental restriction regarding control or management of any company.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,302,647	121,742	91,677	853,428

Global Growth Fund	4,855,722	353,276	277,813	1,271,937

Global Smaller Companies Fund	6,513,469	422,813	300,768	2,385,347

Global Technology Fund	19,883,502	1,515,680	1,238,093	4,861,898

International Growth Fund	1,904,489	54,388	39,683	680,286

Shareholder Meeting

Proposal 3(j)
To eliminate each Fund’s fundamental restriction regarding investment in other investment companies.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,310,291	117,488	88,287	853,428

Global Growth Fund	4,857,412	351,552	277,847	1,271,937

Global Smaller Companies Fund	6,523,974	406,754	306,322	2,385,347

Global Technology Fund	19,951,621	1,471,375	1,214,279	4,861,898

International Growth Fund	1,903,467	55,283	39,810	680,286

Proposal 3(k)
To eliminate each Fund’s fundamental restriction regarding unseasoned companies.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,295,259	127,562	93,245	853,428

Global Growth Fund	4,825,376	392,081	269,354	1,271,937

Global Smaller Companies Fund	6,479,819	450,658	306,573	2,385,347

Global Technology Fund	19,711,502	1,676,436	1,249,337	4,861,898

International Growth Fund	1,902,816	55,924	39,820	680,286

Proposal 3(l)
To eliminate each Fund’s fundamental restriction regarding investment in warrants.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,305,060	119,088	91,918	853,428

Global Growth Fund	4,826,049	387,506	273,256	1,271,937

Global Smaller Companies Fund	6,489,930	426,868	320,252	2,385,347

Global Technology Fund	19,782,686	1,569,426	1,285,163	4,861,898

International Growth Fund	1,906,992	51,458	40,110	680,286

Proposal 3(m)
To adopt a fundamental restriction regarding investments in commodities.
	For Approval	Against Approval	Abstain	Broker Non-Votes

Emerging Markets Fund	3,316,453	114,307	85,306	853,428

Global Growth Fund	4,870,128	355,891	260,792	1,271,937

Global Smaller Companies Fund	6,516,152	429,253	291,645	2,385,347

Global Technology Fund	19,930,481	1,514,501	1,192,293	4,861,898

International Growth Fund	1,904,618	58,014	35,928	680,286

Board of Directors

Robert B. Catell 3, 4	William C. Morris 1

• Chairman and Chief Executive Officer,	• Chairman of the Board,
KeySpan Corporation	J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.
John R. Galvin 2, 4
Leroy C. Richie 2, 4
• Dean Emeritus,
Fletcher School of Law and Diplomacy at Tufts University	• Chairman and CEO, Q Standards Worldwide, Inc.

Paul C. Guidone 1	Robert L. Shafer 2, 4

• Chief Investment Officer,	• Retired Vice President, Pfizer Inc.
J. & W. Seligman & Co. Incorporated
James N. Whitson 2, 4
Alice S. Ilchman 3, 4
• Director, C-SPAN
• Director, Jeannette K. Watson Summer Fellowships	• Director, CommScope, Inc.
• Trustee, Committee for Economic Development
Brian T. Zino 1
Frank A. McPherson 3, 4
• President, J. & W. Seligman & Co. Incorporated
• Director, ConocoPhillips	• Chairman, Seligman Data Corp.
• Director, Integris Health	• Vice Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
John E. Merow 3, 4	Investment Company Institute

• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital	Member: 1 Executive Committee
• Retired Chairman and Senior Partner,	2 Audit Committee
Sullivan & Cromwell LLP	3 Director Nominating Committee
4 Board Operations Committee
Betsy S. Michel 2, 4

• Trustee, The Geraldine R. Dodge Foundation

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Daniel J. Barker	Steven A. Werber

Vice President	Vice President

David F. Cooley	Frank J. Nasta

Vice President	Secretary

Richard M. Parower

Vice President

Benchmarks

Lipper Emerging Markets Funds Average* — This average is comprised of mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. This average comprised 196 mutual funds at 4/30/03.

Lipper International Funds Average* — This average is comprised of mutual funds which invest their assets in equity securities whose primary trading markets are outside the US. This average comprised 878 mutual funds at 4/30/03.

Lipper Global Funds Average* — This average is comprised of mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well. This average comprised 346 mutual funds at 4/30/03.

Lipper Science & Technology Funds Average* — This average is comprised of mutual funds which invest 65% of their equity portfolios in science and technology stocks. This average comprised 355 mutual funds at 4/30/03.

Lipper Global Small Cap Funds Average* — This average is comprised of mutual funds which invest at least 25% of their portfolios in equity securities whose primary trading markets are outside the US, and which limit at least 65% of their investments to companies with market capitalizations less than US$1 billion at the time of purchase. This average comprised 56 mutual funds at 4/30/03.

Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) — This is a market-capitalization-weighted equity index comprised of 21 countries and representing the developed stock markets outside North America.

MSCI World Index — This is a market-capitalization-weighted equity index comprised of 23 countries and representing the world’s developed stock markets.

MSCI World Growth Index — This is a market-capitalization-weighted equity index comprised of 23 countries and representing “growth” (high price to book value) securities in the world’s developed stock markets.

MSCI Emerging Markets Free Index — This is a market-capitalization-weighted equity index comprised of 26 countries and representing the investment opportunities in the developing world available to foreign investors.

Salomon Smith Barney Extended Market Index World — This index represents the small-capitalization stock universe. It comprises the bottom 20% of the available capital of each country included in the Salomon Smith Barney World Broad Market Index (BMI), and includes 75% of the BMI issues. The BMI universe covers 23 countries and includes listed shares of companies with a total available market capitalization of at least the local equivalent of US$100 million.

* Lipper Analytical Services Inc. calculates the Averages monthly. These monthly results are used to determine each Average’s performance versus the total returns for each fund.

Adapted from materials from Lipper Analytical Services Inc., Morgan Stanley Capital International, and Salomon Smith Barney Incorporated.

Glossary of Financial Terms

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s financial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission — The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

For More Information

Manager
J. & W Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017
www.seligman.com

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017
www.seligman.com
(on-line account information available)

General Counsel
Sullivan & Cromwell LLP

Independent Auditors
Deloitte & Touche LLP

Important Telephone Numbers
(800) 221-2450	Shareholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone
Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Global Fund Series, Inc., which contains information about the sales charges, expenses, and additional risk factors. Please read the prospectus carefully before investing or sending money.

EQSGFS3   4/03

ITEM 2. CODE OF ETHICS.
                        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
                        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                        Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits under the Securities Exchange Act of 1934, as amended, is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)         There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS. (a) Not applicable. (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	July 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	July 3, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	July 3, 2003

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

     (b) (1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

     (b) (2) Certification of chief executive officer and chief financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.